Quarterly Holdings Report
for

Fidelity® Intermediate Municipal Income Fund

March 31, 2019

LIM-QTLY-0519
1.814648.114

Schedule of Investments March 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 93.3%
	Principal Amount (000s)	Value (000s)
Alabama - 1.0%
Jefferson County Gen. Oblig. Series 2018 B, 5% 4/1/21	5,630	5,968
Mobile County Board of School Commissioners Series 2016 B:
5% 3/1/29	$5,875	$6,715
5% 3/1/30	6,125	6,966
5% 3/1/31	6,135	6,932
5% 3/1/32	4,930	5,545
5% 3/1/33	7,165	8,023
Mobile Indl. Dev. Board Poll. Cont. Rev. Bonds Series 2009 E, 1.85%, tender 3/24/20 (a)	7,355	7,308
Montgomery Med. Clinic Facilities:
5% 3/1/26	1,940	2,231
5% 3/1/27	3,915	4,472
5% 3/1/28	4,225	4,805
5% 3/1/29	3,465	3,918
5% 3/1/30	4,180	4,695

TOTAL ALABAMA		67,578

Alaska - 0.3%
Alaska Gen. Oblig. Series 2016 A, 5% 8/1/33	7,235	8,304
Alaska Int'l. Arpts. Revs. Series 2016 B, 5% 10/1/33	7,575	8,659
North Slope Borough Gen. Oblig.:
Series 2015 A, 5% 6/30/19	585	590
Series 2017 A, 5% 6/30/21 (Pre-Refunded to 6/30/20 @ 100)	1,695	1,768

TOTAL ALASKA		19,321

Arizona - 3.1%
Arizona Ctfs. of Prtn.:
Series 2010 A, 5.25% 10/1/20 (FSA Insured)	6,500	6,620
Series 2019 A:
5% 10/1/20 (b)	3,515	3,653
5% 10/1/21 (b)	3,090	3,303
5% 10/1/22 (b)	3,290	3,614
5% 10/1/23 (b)	4,320	4,857
Arizona State Lottery Rev. Series 2019, 5% 7/1/24 (b)	4,000	4,539
Glendale Gen. Oblig.:
Series 2015, 4% 7/1/21 (FSA Insured)	2,145	2,255
Series 2017:
5% 7/1/23	3,570	4,037
5% 7/1/25	3,250	3,851
5% 7/1/28	1,465	1,786
5% 7/1/32	2,915	3,466
Glendale Sr. Excise Tax Rev. Series 2015 A:
5% 7/1/27	7,770	9,149
5% 7/1/28	7,255	8,532
5% 7/1/29	7,905	9,251
Glendale Trans. Excise Tax Rev.:
5% 7/1/24 (FSA Insured)	1,765	2,053
5% 7/1/25 (FSA Insured)	2,065	2,452
5% 7/1/26 (FSA Insured)	3,565	4,199
Maricopa County Indl. Dev. Auth. Bonds Series 2019 B, 5%, tender 9/1/24 (a)	10,690	12,224
Maricopa County Indl. Dev. Auth. Rev.:
Bonds:
Series B, 5%, tender 10/18/22 (a)	14,370	15,934
Series C, 5%, tender 10/18/24 (a)	9,710	11,267
Series 2016 A:
4% 1/1/24	6,310	6,940
5% 1/1/22	2,430	2,644
5% 1/1/23	4,855	5,427
5% 1/1/24	1,990	2,279
5% 1/1/25	7,560	8,845
Maricopa County Indl. Dev. Auth. Sr. Living Facilities Series 2016:
5.75% 1/1/36 (c)	800	815
6% 1/1/48 (c)	4,910	5,028
McAllister Academic Village LLC Rev. (Arizona State Univ. Hassayampa Academic Village Proj.) Series 2016, 5% 7/1/21	1,735	1,863
Phoenix Civic Impt. Board Arpt. Rev. Series 2017 A:
5% 7/1/27 (d)	2,185	2,652
5% 7/1/28 (d)	3,085	3,725
Phoenix Civic Impt. Corp. Excise Tax Rev.:
Series 2011 A, 5% 7/1/20	1,020	1,064
Series 2011 C, 5% 7/1/21	970	1,044
Phoenix Indl. Solid Waste Disp. Rev. Bonds (Republic Svc., Inc. Proj.) Series 2013, 2.3%, tender 5/1/19 (a)(d)	35,000	35,003
Pima County Swr. Sys. Rev.:
Series 2011 B:
5% 7/1/20	2,090	2,180
5% 7/1/25 (Pre-Refunded to 7/1/21 @ 100)	1,940	2,088
Series 2012 A:
5% 7/1/22	485	537
5% 7/1/23	1,070	1,184
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series 2017 A, 5% 1/1/33	4,955	6,041
Tempe Indl. Dev. Auth. Rev. (Mirabella At Asu, Inc. Proj.):
Series 2017 A:
6.125% 10/1/47 (c)	490	539
6.125% 10/1/52 (c)	490	538
Series 2017 B:
4% 10/1/23 (c)	7,475	7,529
6% 10/1/37 (c)	250	277

TOTAL ARIZONA		215,284

Arkansas - 0.0%
Little Rock School District Series 2017, 3% 2/1/22	3,070	3,164
California - 3.2%
ABAG Fin. Auth. for Nonprofit Corps. Rev. (Sharp HealthCare Proj.) Series 2009 B, 6.25% 8/1/39 (Pre-Refunded to 8/1/19 @ 100)	1,650	1,676
Alameda Corridor Trans. Auth. Rev. Series 2013 A, 5% 10/1/23	2,100	2,416
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Bonds:
Series A, 2.95%, tender 4/1/26 (a)	8,590	9,046
Series B, 2.85%, tender 4/1/25 (a)	7,020	7,332
Series C, 2.1%, tender 4/1/22 (a)	6,555	6,606
California Dept. of Wtr. Resources Series AI:
5% 12/1/25	2,130	2,331
5% 12/1/29 (Pre-Refunded to 12/1/21 @ 100)	4,725	5,185
California Gen. Oblig.:
Series 2007, 5.625% 5/1/20	50	50
Series 2009:
6% 4/1/38	3,820	3,823
6% 4/1/38 (Pre-Refunded to 4/1/19 @ 100)	2,100	2,100
Series 2016, 5% 9/1/29	2,755	3,321
5% 8/1/26	14,565	17,765
5% 8/1/29	6,970	8,391
5.25% 12/1/33	110	110
5.25% 4/1/34	30	30
5.5% 4/1/30	5	5
California Health Facilities Fing. Auth. Rev.:
(St. Joseph Health Sys. Proj.) Series 2013 A, 5% 7/1/25	3,885	4,449
Series 2011 D, 5% 8/15/35	2,915	3,116
California Muni. Fin. Auth. Rev. (LINXS APM Proj.) Series 2018 A:
5% 6/30/28 (d)	1,925	2,316
5% 12/31/28 (d)	1,555	1,865
5% 6/30/29 (d)	1,940	2,319
5% 12/31/29 (d)	970	1,155
5% 6/30/31 (d)	3,010	3,545
5% 12/31/31 (d)	2,915	3,426
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2010 A, 2.3%, tender 5/1/19 (a)(c)(d)	8,500	8,501
California Pub. Works Board Lease Rev.:
(Various Cap. Projs.):
Series 2011 A:
5.25% 10/1/24	3,885	4,233
5.25% 10/1/25	3,885	4,238
Series 2012 A:
5% 4/1/22	2,040	2,246
5% 4/1/23	4,855	5,342
Series 2012 G:
5% 11/1/23	970	1,085
5% 11/1/24	970	1,084
(Various Judicial Council Projs.) Series 2011 D, 5% 12/1/21	2,430	2,649
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2013 A, 5% 6/1/29	4,855	5,438
Series 2017 A1:
5% 6/1/25	3,885	4,460
5% 6/1/26	970	1,129
Series A, 0% 6/1/24 (AMBAC Insured)	5,840	5,277
Los Angeles Cmnty. College District Series 2008 A, 6% 8/1/33 (Pre-Refunded to 8/1/19 @ 100)	3,885	3,944
Los Angeles Dept. of Wtr. & Pwr. Rev. Series 2015 A, 5% 7/1/29	9,710	11,407
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5.75% 6/1/34 (Pre-Refunded to 6/1/19 @ 100)	1,730	1,742
Modesto Irrigation District Elec. Rev. Series 2011 A:
5% 7/1/22	970	1,048
5% 7/1/23	3,690	3,977
Northern California Pwr. Agcy. Rev. (Hydroelectric #1 Proj.) Series 2010 A:
5% 7/1/19 (Escrowed to Maturity)	1,150	1,160
5% 7/1/22	2,185	2,204
Oakland Unified School District Alameda County Series 2015 A:
5% 8/1/26 (FSA Insured)	3,400	4,022
5% 8/1/28	970	1,129
Oakland-Alameda County Coliseum Auth. (Oakland Coliseum Proj.) Series 2012 A, 5% 2/1/23	5,695	6,245
Port of Oakland Rev. Series 2012 P, 5% 5/1/22 (d)	4,855	5,316
Poway Unified School District Pub. Fing.:
5% 9/1/25	1,115	1,271
5% 9/1/28	1,550	1,732
5% 9/1/32	1,630	1,794
Sacramento City Fing. Auth. Rev. Series A, 0% 12/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,025	2,521
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.) Series 2009 A, 5.25% 8/1/26	2,135	2,162
San Diego Convention Ctr. Expansion Series 2012 A, 5% 4/15/23	8,645	9,552
San Diego Pub. Facilities Fing. Auth. Swr. Rev. Series 2009 A, 5% 5/15/22 (Pre-Refunded to 5/15/19 @ 100)	1,940	1,948
San Diego Unified School District Series 2008 C, 0% 7/1/34	2,525	1,602
San Marcos Unified School District Series 2010 B:
0% 8/1/35	3,570	2,155
0% 8/1/37	1,940	1,077
Santa Monica-Malibu Unified School District Series 1999, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,845	1,808
Union Elementary School District Series A, 0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,270	1,242
Univ. of California Revs. Series 2016, 5.25% 5/15/39 (Pre-Refunded to 5/15/19 @ 100)	1,025	1,030
Washington Township Health Care District Gen. Oblig. Series 2013 A, 5.5% 8/1/40	3,400	3,964
West Contra Costa Unified School District Series 2012, 5% 8/1/26	7,665	8,509

TOTAL CALIFORNIA		222,621

Colorado - 1.3%
Colorado Health Facilities Auth. (Parkview Med. Ctr., Inc. Proj.) Series 2016, 5% 9/1/46	6,310	7,028
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.) 0% 7/15/22 (Escrowed to Maturity)	12,460	11,763
Colorado Health Facilities Auth. Rev. Bonds Series 2008 D3, 5%, tender 11/12/21 (a)	7,365	7,877
Colorado Univ. Co. Hosp. Auth. Rev. Bonds Series 2017C-2, 5%, tender 3/1/22 (a)	7,085	7,623
Denver City & County Arpt. Rev.:
Series 2017 A:
5% 11/15/24 (d)	2,230	2,588
5% 11/15/27 (d)	1,025	1,251
5% 11/15/28 (d)	4,855	5,891
5% 11/15/29 (d)	4,855	5,847
5% 11/15/30 (d)	3,885	4,645
Series 2018 A:
5% 12/1/30 (d)	7,415	9,187
5% 12/1/31 (d)	15,915	19,183
E-470 Pub. Hwy. Auth. Rev.:
Series 2000 B, 0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,765	4,630
Series 2010 A:
0% 9/1/35	1,940	1,087
0% 9/1/37	2,915	1,487
0% 9/1/38	3,650	1,781

TOTAL COLORADO		91,868

Connecticut - 1.6%
Connecticut Gen. Oblig.:
Series 2012 E, 5% 9/15/23	2,915	3,209
Series 2016 A, 5% 3/15/26	2,940	3,457
Series 2016 E:
5% 10/15/26	3,445	4,087
5% 10/15/29	4,975	5,811
Series 2018 E:
5% 9/15/27	4,050	4,859
5% 9/15/28	4,000	4,853
5% 9/15/29	4,000	4,819
5% 9/15/30	4,000	4,785
Series 2018 F, 5% 9/15/27	1,000	1,200
Series 2019 A:
5% 4/15/30 (b)	2,320	2,808
5% 4/15/34 (b)	2,635	3,120
5% 4/15/35 (b)	915	1,079
Connecticut Health & Edl. Facilities Auth. Rev.:
Bonds:
Series 2010 A4, 2%, tender 2/8/22 (a)	11,195	11,319
Series 2015 A, 2.05%, tender 7/21/21 (a)	34,610	34,959
Series U2, 2%, tender 2/8/22 (a)	9,650	9,746
Series 2018 S:
5% 7/1/26	2,200	2,610
5% 7/1/29	970	1,179
Stratford Gen. Oblig. Series 2019, 5% 1/1/29	2,490	2,947

TOTAL CONNECTICUT		106,847

Delaware, New Jersey - 0.1%
Delaware River & Bay Auth. Rev. Series 2014 C:
5% 1/1/22	2,915	3,180
5% 1/1/24	1,235	1,417
5% 1/1/25	2,670	3,056

TOTAL DELAWARE, NEW JERSEY		7,653

District Of Columbia - 0.8%
District of Columbia Income Tax Rev. Series 2011 A, 5% 12/1/36	4,080	4,394
District of Columbia Rev. Series A, 5% 6/1/40	6,505	6,708
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Series 2017 A:
5% 10/1/29 (d)	5,445	6,545
5% 10/1/31 (d)	2,335	2,774
5% 10/1/34 (d)	1,940	2,279
5% 10/1/36 (d)	1,820	2,125
Series 2018 A:
5% 10/1/28 (d)	3,885	4,782
5% 10/1/29 (d)	4,030	4,926
5% 10/1/30 (d)	3,165	3,838
5% 10/1/31 (d)	4,540	5,475
Washington D.C. Metropolitan Transit Auth. Rev. Series 2017 B, 5% 7/1/34	7,990	9,537

TOTAL DISTRICT OF COLUMBIA		53,383

Florida - 11.3%
Brevard County School Board Ctfs. of Prtn.:
Series 2014:
5% 7/1/27	3,205	3,697
5% 7/1/30	7,240	8,290
Series 2015 C, 5% 7/1/24	2,915	3,379
Broward County Arpt. Sys. Rev.:
Series 2012 Q1, 5% 10/1/23	3,010	3,377
Series 2017:
5% 10/1/30 (d)	2,050	2,438
5% 10/1/31 (d)	3,100	3,665
Series A:
5% 10/1/29 (d)	4,090	4,731
5% 10/1/31 (d)	2,915	3,343
5% 10/1/32 (d)	3,885	4,438
Broward County School Board Ctfs. of Prtn.:
(Broward County School District) Series 2012 A:
5% 7/1/25	1,450	1,587
5% 7/1/26	4,320	4,716
Series 2012 A:
5% 7/1/21	5,225	5,615
5% 7/1/22	4,855	5,353
5% 7/1/25 (Pre-Refunded to 7/1/22 @ 100)	4,020	4,447
5% 7/1/26 (Pre-Refunded to 7/1/22 @ 100)	19,555	21,631
Series 2015 A:
5% 7/1/26	11,170	13,156
5% 7/1/27	8,900	10,402
5% 7/1/28	3,885	4,512
Series 2015 B:
5% 7/1/25	2,100	2,491
5% 7/1/26	11,335	13,350
5% 7/1/27	7,670	8,965
5% 7/1/28	13,120	15,236
Series 2016, 5% 7/1/32	2,430	2,831
Citizens Property Ins. Corp. Series 2012 A1:
5% 6/1/21	2,630	2,817
5% 6/1/22	2,100	2,316
Clearwater Wtr. and Swr. Rev. Series 2011:
5% 12/1/21	1,260	1,371
5% 12/1/23 (Pre-Refunded to 12/1/21 @ 100)	2,180	2,367
5% 12/1/24 (Pre-Refunded to 12/1/21 @ 100)	2,295	2,492
Duval County School Board Ctfs. of Prtn. Series 2015 B:
5% 7/1/27	4,260	4,979
5% 7/1/28	970	1,131
5% 7/1/30	6,440	7,470
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2009 D, 5% 6/1/21	2,700	2,742
Series 2011 C:
5% 6/1/20	12,022	12,508
5% 6/1/22	9,711	10,442
Series 2011 E, 5% 6/1/24	4,855	5,212
Florida Dept. of Mgmt. Svcs. Ctfs. of Prtn. Series 2018 A, 5% 11/1/29	6,245	7,962
Florida Mid-Bay Bridge Auth. Rev. Series 2015 A:
5% 10/1/27	3,495	4,018
5% 10/1/28	4,855	5,563
5% 10/1/29	2,645	3,013
5% 10/1/30	2,405	2,721
Florida Muni. Pwr. Agcy. Rev.:
(Requirements Pwr. Supply Proj.) Series 2016 A:
5% 10/1/30	1,775	2,116
5% 10/1/31	1,940	2,302
(St. Lucie Proj.) Series 2012 A, 5% 10/1/26	11,945	13,161
(Stanton II Proj.) Series 2012 A, 5% 10/1/22	2,750	3,057
Series 2015 B:
5% 10/1/24	970	1,134
5% 10/1/27	1,455	1,721
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Series 2017 A:
5% 10/1/28 (d)	3,380	4,075
5% 10/1/30 (d)	1,970	2,346
Halifax Hosp. Med. Ctr. Rev.:
5% 6/1/28	1,245	1,417
5% 6/1/35	2,430	2,675
Highlands County Health Facilities Auth. Rev. Series 2008:
6% 11/15/37	11,625	11,934
6% 11/15/37 (Pre-Refunded to 11/15/19 @ 100)	30	31
Hillsborough Co. Sldwst and Resource Receivables Series 2016 A:
5% 9/1/20 (d)	1,320	1,380
5% 9/1/21 (d)	1,260	1,352
5% 9/1/22 (d)	1,600	1,762
5% 9/1/23 (d)	1,940	2,187
5% 9/1/24 (d)	2,135	2,453
5% 9/1/25 (d)	2,150	2,514
5% 9/1/26 (d)	2,200	2,617
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev. (Health Facilities/Univ. Cmnty. Hosp. Proj.) Series 2008 B, 8% 8/15/32 (Pre-Refunded to 8/15/19 @ 101)	3,495	3,612
Indian River County School Board Ctfs. of Prtn. Series 2014:
5% 7/1/24	2,595	3,002
5% 7/1/25	1,940	2,292
Indian River County Wtr. & Swr. Rev.:
5% 9/1/21	1,800	1,825
5% 9/1/22	2,205	2,234
Jacksonville Elec. Auth. Elec. Sys. Rev. Series 2017 B, 5% 10/1/26	6,680	7,891
Jacksonville Sales Tax Rev. Series 2012:
5% 10/1/22	3,885	4,298
5% 10/1/23	5,165	5,748
JEA Wtr. & Swr. Sys. Rev. Series 2010 C:
5% 10/1/20	545	545
5% 10/1/20 (Pre-Refunded to 4/1/19 @ 100)	1,190	1,190
Lake County School Board Ctfs. of Prtn. Series 2014 A:
5% 6/1/25 (FSA Insured)	970	1,112
5% 6/1/26 (FSA Insured)	1,750	2,000
5% 6/1/28 (FSA Insured)	485	550
Manatee County School District Series 2017, 5% 10/1/25 (FSA Insured)	1,940	2,312
Miami-Dade County Aviation Rev.:
Series 2010 A, 5.375% 10/1/41 (Pre-Refunded to 10/1/20 @ 100)	4,565	4,825
Series 2010 B, 5% 10/1/35 (FSA Insured)	9,930	10,409
Series 2010, 5% 10/1/22	2,970	3,129
Series 2012 A:
5% 10/1/22 (d)	2,915	3,220
5% 10/1/24 (d)	9,710	10,743
5% 10/1/24	2,100	2,342
Series 2014 A:
5% 10/1/27 (d)	1,770	2,027
5% 10/1/29 (d)	2,725	3,095
5% 10/1/33 (d)	5,440	6,098
5% 10/1/37	7,185	8,101
Series 2015 A, 5% 10/1/35 (d)	2,430	2,709
Series 2016 A:
5% 10/1/30	2,430	2,884
5% 10/1/31	970	1,145
Series 2017 B, 5% 10/1/20 (d)	3,580	3,748
Miami-Dade County Cap. Asset Acquisition:
Series 2012 A, 5% 10/1/25	2,185	2,416
Series 2016:
5% 10/1/28	5,385	6,446
5% 10/1/29	3,985	4,736
5% 10/1/30	7,215	8,509
Miami-Dade County Expressway Auth.:
Series 2010 A, 5% 7/1/40	7,965	8,251
Series 2014 A, 5% 7/1/44	2,815	3,127
Series A:
5% 7/1/31	1,455	1,711
5% 7/1/32	3,865	4,531
5% 7/1/33	3,205	3,747
5% 7/1/34	970	1,129
Miami-Dade County Gen. Oblig. (Parks Prog.) Series 2015 A, 5% 11/1/23	3,955	4,530
Miami-Dade County Pub. Facilities Rev. (Jackson Health Sys. Proj.) Series 2005 B, 5% 6/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,985	7,254
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2014 D:
5% 11/1/24	11,340	13,182
5% 11/1/25	11,880	13,762
5% 11/1/26	7,720	8,903
Series 2015 A, 5% 5/1/27 (FSA Insured)	4,100	4,787
Series 2015 B, 5% 5/1/28	13,295	15,382
Series 2015 D:
5% 2/1/29	3,935	4,597
5% 2/1/30	6,310	7,327
Series 2016 A:
5% 8/1/27	7,340	8,713
5% 5/1/31	19,200	22,171
Miami-Dade County Transit Sales Surtax Rev. Series 2012:
5% 7/1/21	1,240	1,333
5% 7/1/42	1,625	1,757
Orange County Health Facilities Auth.:
(Orlando Health, Inc.) Series 2009, 5.25% 10/1/20	4,390	4,471
Series 2012 A, 5% 10/1/42	12,285	13,037
Series 2012 B, 5% 10/1/42	5,050	5,361
Series 2016 A, 5% 10/1/39	3,100	3,516
Orange County School Board Ctfs. of Prtn.:
Series 2012 B, 5% 8/1/26 (Pre-Refunded to 8/1/22 @ 100)	3,885	4,321
Series 2015 C, 5% 8/1/29	6,800	7,947
Orlando & Orange County Expressway Auth. Rev. Series 2012, 5% 7/1/20	1,940	2,022
Orlando Utils. Commission Util. Sys. Rev.:
Series 2011 B:
5% 10/1/19	1,455	1,480
5% 10/1/20	3,400	3,574
Series 2012 A:
5% 10/1/23	1,650	1,891
5% 10/1/25	875	1,051
Palm Beach County Health Facilities Auth. Hosp. Rev. Series 2014:
5% 12/1/23	330	370
5% 12/1/24	660	755
Palm Beach County School Board Ctfs. of Prtn.:
(Palm Beach County School District Proj.) Series 2018 A:
5% 8/1/22	1,865	2,067
5% 8/1/23	1,115	1,270
5% 8/1/24	1,270	1,479
5% 8/1/25	4,550	5,407
5% 8/1/26	1,880	2,274
(Palm Beach County School District) Series 2017 A, 5% 8/1/26	21,905	26,500
Series 2014 B, 5% 8/1/25	3,110	3,696
Series 2015 B:
5% 8/1/25	1,580	1,877
5% 8/1/27	8,045	9,486
5% 8/1/28	5,325	6,248
Series 2015 D:
5% 8/1/26	23,370	27,709
5% 8/1/27	10,595	12,493
5% 8/1/28	3,620	4,247
5% 8/1/26	10,160	12,046
Palm Beach County Solid Waste Auth. Rev. Series 2011, 5% 10/1/24	8,350	9,033
Saint Lucie County School Board Ctfs. of Prtn. Series 2013 A:
5% 7/1/25	1,940	2,171
5% 7/1/27	4,130	4,588
Seminole County School Board Ctfs. of Prtn. Series 2016 C:
5% 7/1/23	1,940	2,195
5% 7/1/24	1,700	1,968
South Florida Wtr. Mgmt. District Ctfs. of Prtn. Series 2015, 5% 10/1/30	3,885	4,572
South Lake County Hosp. District (South Lake Hosp., Inc.) Series 2009 A, 6.25% 4/1/39	2,620	2,627
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr., FL. Proj.) Series 2017:
5% 8/15/24	2,460	2,844
5% 8/15/25	3,980	4,697
Tallahassee Health Facilities Rev.:
(Tallahassee Memorial Healthcare, Inc. Proj.) Series 2016 A:
5% 12/1/19	515	525
5% 12/1/20	100	105
5% 12/1/21	1,095	1,179
Series 2015 A, 5% 12/1/40	1,750	1,919
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev.:
Series 2001 A, 6% 10/1/29	2,430	3,295
Series 2005, 5.5% 10/1/22 (FGIC Insured)	2,335	2,644
Tampa Health Sys. Rev. Series 2010, 5% 11/15/19	1,455	1,486
Tampa Solid Waste Sys. Rev. Series 2010, 5% 10/1/19 (FSA Insured) (d)	5,795	5,887
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2012 A, 5% 9/1/28	1,845	2,027
Volusia County School Board Ctfs. of Prtn. (Florida Master Lease Prog.) Series 2016 A, 5% 8/1/32 (Build America Mutual Assurance Insured)	4,855	5,584

TOTAL FLORIDA		778,336

Georgia - 1.8%
Atlanta Wtr. & Wastewtr. Rev.:
5% 11/1/27	970	1,146
5% 11/1/29	2,430	2,854
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Vogtle Proj.):
Series 2008, 2.925%, tender 3/12/24 (a)	5,000	5,084
Series 2013 1st, 2.925%, tender 3/12/24 (a)	7,770	7,900
Colquitt County Dev. Auth. Rev. Series C, 0% 12/1/21 (Escrowed to Maturity)	6,810	6,494
DeKalb County Hosp. Auth. Rev. (DeKalb Med. Ctr., Inc. Proj.) Series 2010:
6% 9/1/30 (Pre-Refunded to 9/1/20 @ 100)	5,630	5,969
6.125% 9/1/40 (Pre-Refunded to 9/1/20 @ 100)	10,485	11,135
DeKalb County Wtr. & Swr. Rev. Series 2011 A, 5.25% 10/1/25	1,435	1,560
Fulton County Dev. Auth. Rev. Series 2019, 5% 6/15/44 (b)	2,365	2,820
Georgia Muni. Elec. Auth. Pwr. Rev.:
(Proj. One) Series 2008 A, 5.25% 1/1/20	1,580	1,618
Series 2011 A, 5% 1/1/21	8,960	9,419
Series GG:
5% 1/1/24	3,520	3,884
5% 1/1/25	1,215	1,341
5% 1/1/26	4,855	5,350
Georgia Muni. Gas Auth. Rev. (Gas Portfolio III Proj.):
Series 2014 U, 5% 10/1/24	1,360	1,576
Series Q, 5% 10/1/22	1,940	2,151
Series S:
5% 10/1/22	1,240	1,375
5% 10/1/24	2,355	2,605
Main Street Natural Gas, Inc. Bonds Series 2018 C, 4%, tender 12/1/23 (a)	28,250	30,466
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Third Series 2009 A, 5.25% 7/1/36 (Pre-Refunded to 7/1/19 @ 100)	11,265	11,370
Monroe County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Scherer Proj.) Series 2009, 2.35%, tender 12/11/20 (a)	6,590	6,573

TOTAL GEORGIA		122,690

Hawaii - 0.9%
Hawaii Arpts. Sys. Rev. Series 2015 A, 5% 7/1/45 (d)	3,945	4,396
Hawaii Gen. Oblig. Series 2019 FW:
5% 1/1/31	1,250	1,556
5% 1/1/32	14,000	17,340
5% 1/1/33	10,000	12,319
5% 1/1/35	5,000	6,110
Honolulu City & County Gen. Oblig.:
Series 2017 D:
5% 9/1/22	3,885	4,325
5% 9/1/26	3,110	3,792
Series 2019 A:
5% 9/1/27	2,000	2,483
5% 9/1/30	6,500	8,054

TOTAL HAWAII		60,375

Idaho - 0.3%
Idaho Hsg. & Fin. Assoc. Single Family Mtg. (Idaho St Garvee Proj.) Series 2017 A:
5% 7/15/20	1,980	2,064
5% 7/15/21	2,955	3,170
5% 7/15/22	3,285	3,620
5% 7/15/23	1,575	1,781
5% 7/15/24	1,260	1,456
5% 7/15/25	1,260	1,486
5% 7/15/27	3,140	3,822

TOTAL IDAHO		17,399

Illinois - 14.7%
Chicago Board of Ed.:
Series 1999 A, 5.25% 12/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,455	1,551
Series 2010 F, 5% 12/1/20	1,030	1,069
Series 2011 A:
5% 12/1/41	2,075	2,116
5.5% 12/1/39	5,730	5,924
Series 2012 A, 5% 12/1/42	1,880	1,929
Series 2015 C, 5.25% 12/1/39	1,455	1,532
Series 2016 B, 6.5% 12/1/46	700	803
Series 2017 A, 7% 12/1/46 (c)	2,400	2,902
Series 2017 C:
5% 12/1/25	2,025	2,188
5% 12/1/26	905	984
Series 2017 D, 5% 12/1/27	2,500	2,726
Series 2018 A:
5% 12/1/24	560	601
5% 12/1/27	6,280	6,847
5% 12/1/33	700	756
5% 12/1/34	1,400	1,507
Series 2018 C:
5% 12/1/24	725	779
5% 12/1/25	15,335	16,568
5% 12/1/26	4,625	5,026
5% 12/1/46	5,795	6,074
Chicago Gen. Oblig. (City Colleges Proj.) Series 1999, 0% 1/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	16,810	16,509
Chicago Midway Arpt. Rev.:
Series 2014 A, 5% 1/1/32 (d)	6,310	6,942
Series 2014 B:
5% 1/1/22	970	1,051
5% 1/1/24	3,235	3,675
Series 2016 A:
5% 1/1/29 (d)	2,155	2,470
5% 1/1/30 (d)	3,290	3,750
5% 1/1/31 (d)	2,430	2,755
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2011 B, 5% 1/1/20	4,300	4,407
Series 2011 C, 6.5% 1/1/41 (Pre-Refunded to 1/1/21 @ 100)	14,055	15,267
Series 2012 A, 5% 1/1/22	1,700	1,850
Series 2012 B, 5% 1/1/22 (d)	6,800	7,371
Series 2016 C:
5% 1/1/22	2,155	2,346
5% 1/1/23	1,360	1,521
5% 1/1/24	1,455	1,666
5% 1/1/25	2,185	2,555
5% 1/1/26	1,940	2,312
5% 1/1/33	2,305	2,644
5% 1/1/34	2,670	3,054
Series 2017 D:
5% 1/1/27 (d)	2,065	2,459
5% 1/1/28 (d)	460	544
5% 1/1/31 (d)	2,850	3,306
5% 1/1/33 (d)	1,455	1,678
Chicago O'Hare Int'l. Arpt. Spl. Facilities Rev. Series 2018, 5% 7/1/38 (d)	2,470	2,796
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2017:
5% 6/1/22	1,685	1,833
5% 6/1/23	1,520	1,688
Chicago Wastewtr. Transmission Rev. Series 2012, 5% 1/1/23	1,260	1,357
Chicago Wtr. Rev. Series 2017, 5.25% 11/1/33 (FSA Insured)	990	992
Cook County Forest Preservation District:
Series 2012 B:
5% 12/15/23	970	1,045
5% 12/15/24	1,310	1,409
Series 2012 C, 5% 12/15/25	2,060	2,209
Cook County Gen. Oblig.:
Series 2010 A, 5.25% 11/15/24	17,405	18,229
Series 2010 G, 5% 11/15/25	2,855	2,977
Series 2011 A, 5.25% 11/15/24	1,455	1,565
Series 2012 C:
5% 11/15/22	2,000	2,199
5% 11/15/23	4,835	5,307
5% 11/15/24	18,115	19,844
5% 11/15/25 (FSA Insured)	505	556
Cook, Kane Lake & McHenry Countys Cmnty. College District #512 Series 2017 B, 5% 12/1/24	5,140	6,027
Grundy & Will Counties Cmnty. School Gen. Obligan Series 2018, 5% 2/1/29	1,190	1,398
Illinois Dev. Fin. Auth. Retirement Hsg. Regency Park Rev. 0% 7/15/23 (Escrowed to Maturity)	28,065	25,902
Illinois Fin. Auth. Rev.:
(Bradley Univ. Proj.) Series 2017 C:
5% 8/1/22	1,340	1,462
5% 8/1/24	1,480	1,678
(Centegra Health Sys. Proj.) Series 2014 A, 5% 9/1/34	585	660
(Northwestern Memorial Hosp.,IL. Proj.) Series 2017 A:
5% 7/15/25	1,385	1,639
5% 7/15/26	1,940	2,338
5% 7/15/28	2,040	2,504
(OSF Healthcare Sys.) Series 2018 A:
5% 5/15/29	9,870	11,962
5% 5/15/30	9,845	11,815
5% 5/15/31	21,400	25,374
(Palos Cmnty. Hosp. Proj.) Series 2010 C, 5% 5/15/19	3,825	3,839
(Presence Health Proj.) Series 2016 C:
5% 2/15/26	2,590	3,095
5% 2/15/29	10,570	12,669
5% 2/15/36	2,200	2,539
(Presence Health) Series 2016 C, 5% 2/15/28	6,800	8,217
(Provena Health Proj.) Series 2010 A:
6% 5/1/20 (Escrowed to Maturity)	2,000	2,095
6.25% 5/1/21 (Pre-Refunded to 5/1/20 @ 100)	6,210	6,520
(Rosalind Franklin Univ. Research Bldg. Proj.) Series 2017 C, 5% 8/1/49	845	921
(Rush Univ. Med. Ctr. Proj.) Series 2015 A, 5% 11/15/34	1,980	2,218
(Silver Cross Health Sys. Proj.) Series 2015 C, 5% 8/15/27	875	1,001
Bonds:
(Ascension Health Cr. Group Proj.) Series 2012 E2, 1.75%, tender 4/1/21 (a)	1,885	1,886
Series 2017 B, 5%, tender 12/15/22 (a)	15,020	16,752
Series 2009:
5% 8/15/23	3,035	3,165
5% 8/15/23 (Pre-Refunded to 8/15/20 @ 100)	1,530	1,600
7% 8/15/44 (Pre-Refunded to 8/15/19 @ 100)	12,540	12,788
Series 2010 A:
5.5% 8/15/24 (Pre-Refunded to 2/15/20 @ 100)	2,085	2,155
5.75% 8/15/29 (Pre-Refunded to 2/15/20 @ 100)	1,400	1,450
Series 2011 IL, 5% 12/1/22 (Pre-Refunded to 12/1/21 @ 100)	2,030	2,207
Series 2012 A, 5% 5/15/23	1,435	1,572
Series 2012:
5% 9/1/32	7,865	8,560
5% 9/1/38	10,595	11,425
5% 11/15/43	3,170	3,355
Series 2013:
5% 11/15/26	2,600	2,847
5% 11/15/29	780	849
5% 5/15/43	7,665	8,062
Series 2015 A:
5% 11/15/21	410	444
5% 11/15/27	1,015	1,182
5% 11/15/28	1,215	1,410
5% 11/15/29	1,830	2,109
5% 11/15/32	3,375	3,836
5% 11/15/45	2,390	2,614
Series 2015 C:
5% 8/15/35	5,925	6,583
5% 8/15/44	28,260	30,879
Series 2016 A:
5% 2/15/24	1,455	1,655
5% 2/15/25	995	1,153
5% 2/15/26	1,455	1,712
5% 7/1/30	2,545	2,955
5% 8/15/33	3,205	3,591
5% 7/1/34	1,650	1,872
5% 7/1/36	5,715	6,434
Series 2016 C:
3.75% 2/15/34	1,250	1,294
4% 2/15/36	5,330	5,708
4% 2/15/41 (Pre-Refunded to 2/15/41 @ 100)	16,270	16,985
5% 2/15/22	1,250	1,366
5% 2/15/24	565	649
5% 2/15/31	1,650	1,948
5% 2/15/32	12,195	14,326
5% 2/15/33	4,855	5,682
5% 2/15/41	10,620	12,083
Series 2016:
5% 5/15/28	2,380	2,779
5% 5/15/29	1,330	1,547
5% 12/1/29	1,755	2,026
5% 12/1/40	4,765	5,226
5% 12/1/46	3,250	3,545
Series 2017 A:
5% 1/1/34	2,485	2,812
5% 8/1/47	750	820
Series 2017:
5% 7/1/29	5,030	6,049
5% 1/1/30	4,855	5,824
5% 7/1/31	8,630	10,219
Series 2018 A, 5% 1/1/44	19,010	21,075
5% 11/15/26	2,940	3,415
Illinois Gen. Oblig.:
Series 2010, 5% 1/1/21 (FSA Insured)	11,655	11,910
Series 2012 A:
4% 1/1/23	2,130	2,182
5% 1/1/33	3,495	3,583
Series 2012:
5% 8/1/19	4,345	4,388
5% 3/1/20	3,210	3,290
5% 3/1/21	2,670	2,793
5% 8/1/21	1,555	1,642
5% 3/1/22	4,855	5,168
5% 8/1/22	6,410	6,878
5% 8/1/23	3,310	3,577
Series 2013, 5.5% 7/1/38	3,885	4,105
Series 2014:
5% 4/1/23	7,400	7,958
5% 2/1/26	2,195	2,343
5% 2/1/27	2,590	2,757
5% 4/1/28	2,070	2,202
5% 5/1/28	910	968
5% 5/1/32	2,430	2,551
5% 5/1/33	6,410	6,716
5.25% 2/1/31	10,195	10,825
Series 2016:
5% 11/1/20	4,050	4,212
5% 1/1/22	7,480	7,937
5% 2/1/23	1,530	1,641
5% 6/1/25	7,620	8,364
5% 6/1/26	1,035	1,139
5% 2/1/27	11,790	13,016
5% 2/1/28	5,965	6,561
5% 2/1/29	5,605	6,132
Series 2017 D:
5% 11/1/25	13,645	15,043
5% 11/1/26	13,050	14,403
Series 2019 B:
5% 9/1/21 (b)	5,580	5,899
5% 9/1/22 (b)	5,475	5,882
5% 9/1/23 (b)	5,580	6,036
5% 9/1/24 (b)	5,580	6,089
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A:
5% 2/1/28	9,710	11,284
5% 2/1/31	3,465	3,988
Illinois Reg'l. Trans. Auth. Series 2017 A:
5% 7/1/20	2,430	2,526
5% 7/1/21	2,380	2,538
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2014 D, 5% 1/1/24	5,890	6,771
Series 2015 A, 5% 1/1/40	12,335	13,889
Series 2016 A, 5% 12/1/31	1,735	2,008
Joliet School District #86 Gen. Oblig. Series 2002, 0% 11/1/21 (FSA Insured)	6,670	6,311
Kane, Cook & DuPage Counties School District #46 Elgin Series 2003 B, 0% 1/1/22 (Escrowed to Maturity)	4,040	3,849
Kane, McHenry, Cook & DeKalb Counties Unit School District #300:
Series 2017, 5% 1/1/29	1,790	2,121
5% 1/1/26	8,660	9,990
Lake County Cmnty. High School District #117, Antioch Series 2000 B, 0% 12/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,145	4,941
McHenry & Kane Counties Cmnty. Consolidated School District #158 Series 2004, 0% 1/1/24 (FSA Insured)	7,810	6,933
McHenry County Cmnty. School District #200 Series 2006 B:
0% 1/15/24	7,205	6,435
0% 1/15/25	7,510	6,520
0% 1/15/26	5,645	4,751
McHenry County Conservation District Gen. Oblig. Series 2014:
5% 2/1/24	2,235	2,557
5% 2/1/27	5,825	6,733
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 1992 A, 0% 6/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,570	2,494
Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,595	3,197
Series 2010 B1:
0% 6/15/43 (FSA Insured)	15,370	5,658
0% 6/15/44 (FSA Insured)	36,320	12,810
0% 6/15/47 (FSA Insured)	3,870	1,185
Series 2012 B, 0% 12/15/51	47,100	10,583
Series 2002:
0% 12/15/23	4,015	3,513
0% 12/15/23 (Escrowed to Maturity)	100	92
Railsplitter Tobacco Settlement Auth. Rev.:
Series 2010, 5.5% 6/1/23 (Pre-Refunded to 6/1/21 @ 100)	6,440	6,973
Series 2017:
5% 6/1/23	10,460	11,703
5% 6/1/24	13,685	15,629
Univ. of Illinois Rev.:
(Auxiliary Facilities Sys. Proj.) Series 2009 A, 5.75% 4/1/38 (Pre-Refunded to 4/1/19 @ 100)	2,595	2,595
Series 2013:
6% 10/1/42	3,785	4,279
6.25% 10/1/38	3,785	4,329
Will County Cmnty. Unit School District #365-U Series 2007 B, 0% 11/1/26 (FSA Insured)	5,600	4,620

TOTAL ILLINOIS		1,006,368

Indiana - 2.7%
Hobart Bldg. Corp. Series 2006, 6.5% 1/15/29 (Pre-Refunded to 1/15/20 @ 100)	11,050	11,477
Indiana Fin. Auth. Econ. Dev. Rev. Bonds (Republic Svcs., Inc. Proj.):
Series 2012, 2.1%, tender 6/3/19 (a)(d)	5,000	5,001
Series A, 2.1%, tender 6/3/19 (a)(d)	5,800	5,801
Series B, 1.95%, tender 6/3/19 (a)	10,000	10,001
Indiana Fin. Auth. Hosp. Rev. Series 2013, 5% 8/15/25	3,020	3,411
Indiana Fin. Auth. Rev.:
(Cmnty. Foundation of Northwest Indiana Obligated Group) Series 2016, 5% 9/1/25	970	1,143
Series 2012:
5% 3/1/22	970	1,052
5% 3/1/23	1,455	1,586
5% 3/1/30	1,020	1,101
5% 3/1/41	5,155	5,504
Series 2015, 5% 3/1/36	8,060	8,971
Series 2016:
5% 9/1/26	970	1,162
5% 9/1/29	485	570
5% 9/1/36	2,090	2,375
Indiana Fin. Auth. Wastewtr. Util. Rev.:
(CWA Auth. Proj.):
Series 2012 A, 5% 10/1/25	2,100	2,343
Series 2015 A:
5% 10/1/26	2,405	2,802
5% 10/1/28	1,145	1,329
Series 2011 A, 5.25% 10/1/24	3,910	4,248
Indiana Health Facility Fing. Auth. Rev. Bonds Series 2001 A2, 2%, tender 2/1/23 (a)	8,930	8,972
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2012 A:
5% 1/1/24	690	759
5% 1/1/24 (Pre-Refunded to 7/1/22 @ 100)	280	311
5% 1/1/25	695	763
5% 1/1/25 (Pre-Refunded to 7/1/22 @ 100)	275	305
5% 1/1/26	1,895	2,072
5% 1/1/26 (Pre-Refunded to 7/1/22 @ 100)	770	854
Indianapolis Thermal Energy Sys.:
Series 2010 B:
5% 10/1/20	8,070	8,453
5% 10/1/21	5,340	5,762
Series 2016 A:
5% 10/1/24	10,585	12,211
5% 10/1/25	11,400	13,365
Lake Central Multi-District School Bldg. Corp. Series 2012 B:
4% 1/15/22	1,415	1,502
5% 7/15/22	970	1,070
5% 7/15/23	2,620	2,933
5% 7/15/24	4,065	4,545
5% 7/15/25	4,205	4,697
Whiting Envir. Facilities Rev.:
(BP Products North America, Inc. Proj.) Series 2009, 5.25% 1/1/21	7,170	7,591
Bonds (BP Products North America, Inc. Proj.) Series 2015, 5%, tender 11/1/22 (a)(d)	32,790	36,044

TOTAL INDIANA		182,086

Iowa - 0.1%
Iowa Fin. Auth. Rev. Series A:
5% 5/15/43	1,410	1,502
5% 5/15/48	3,365	3,574

TOTAL IOWA		5,076

Kansas - 0.2%
Kansas Dev. Fin. Agcy. Series 2009:
5% 11/15/19	265	270
5% 11/15/19 (Escrowed to Maturity)	10	10
Kansas Dev. Fin. Auth. Health Facilities Rev.:
(Hayes Med. Ctr., Inc. Proj.) Series 2010 Q, 5% 5/15/20 (Pre-Refunded to 5/15/19 @ 100)	1,080	1,084
(KU Health Sys. Proj.) Series 2011 H, 5% 3/1/25	970	998
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev.:
Series 2012 A:
5% 9/1/23	995	1,100
5% 9/1/24	4,285	4,735
Series 2012 B, 5% 9/1/24	1,455	1,608
Series 2016 A:
5% 9/1/30	970	1,119
5% 9/1/32	1,115	1,279

TOTAL KANSAS		12,203

Kentucky - 2.4%
Kenton County Arpt. Board Arpt. Rev. Series 2016:
5% 1/1/25	800	942
5% 1/1/26	585	703
5% 1/1/29	1,555	1,839
5% 1/1/30	1,625	1,908
Kentucky Bond Dev. Corp. (Lexington Ctr. Corp. Proj.) Series 2018 A:
5% 9/1/26	1,745	2,073
5% 9/1/28	1,880	2,287
5% 9/1/30	520	621
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. Series 2015 A:
5% 6/1/25	1,725	1,942
5% 6/1/26	1,815	2,044
5% 6/1/27	1,910	2,144
5% 6/1/28	2,005	2,246
5% 6/1/29	2,105	2,348
5% 6/1/30	2,215	2,457
Kentucky Econ. Dev. Fin. Auth. Rev. Louisville Arena Auth., Inc. Series 2017 A, 5% 12/1/47 (FSA Insured)	1,485	1,608
Kentucky Econ. Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series B, 1.95%, tender 6/3/19 (a)	7,100	7,101
Kentucky State Property & Buildings Commission Rev.:
(#106 Proj.) Series 2013 A, 5% 10/1/27	3,755	4,211
(Kentucky St Proj.) Series D, 5% 5/1/21	1,850	1,967
(Kentucky St Proj.):
Series D, 5% 5/1/26	1,180	1,381
Series D:
5% 5/1/27	970	1,147
5% 5/1/28	970	1,144
(Proj. No. 112) Series 2016 B, 5% 11/1/27	9,595	11,318
(Proj. No. 119) Series 2018:
5% 5/1/28	4,855	5,816
5% 5/1/29	565	675
5% 5/1/31	1,425	1,694
Series 2016 A:
5% 2/1/29	5,555	6,433
5% 2/1/30	5,670	6,519
5% 2/1/32	2,230	2,537
5% 2/1/33	2,770	3,141
Kentucky, Inc. Pub. Energy Bonds Series C1, 4%, tender 6/1/25 (a)	28,000	30,324
Louisville & Jefferson County:
Series 2013 A:
5.5% 10/1/33	2,430	2,744
5.75% 10/1/38	6,245	7,082
Series 2016 A:
5% 10/1/29	17,585	20,557
5% 10/1/32	3,230	3,711
Louisville/Jefferson County Metropolitan Gov. Series 2012 A:
5% 12/1/28	695	755
5% 12/1/29	5,100	5,523
5% 12/1/30	720	777
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2003 A, 1.5%, tender 4/1/19 (a)	12,240	12,240

TOTAL KENTUCKY		163,959

Louisiana - 0.5%
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2009, 6.75% 7/1/39 (Pre-Refunded to 7/1/19 @ 100)	1,650	1,671
Louisiana Pub. Facilities Auth. Rev.:
(Tulane Univ. of Louisiana Proj.) Series 2016 A:
5% 12/15/22	1,260	1,405
5% 12/15/23	2,915	3,329
Series 2018 E:
5% 7/1/35	1,655	1,942
5% 7/1/36	1,795	2,095
Louisiana Stadium and Exposition District Series 2013 A, 5% 7/1/24	2,065	2,328
New Orleans Aviation Board Rev.:
(North Term. Proj.):
Series 2015 B:
5% 1/1/24 (d)	2,430	2,735
5% 1/1/25 (d)	2,915	3,337
5% 1/1/27 (d)	2,185	2,484
Series 2017 B:
5% 1/1/29 (d)	390	456
5% 1/1/31 (d)	730	842
5% 1/1/36 (d)	630	713
5% 1/1/37 (d)	485	547
Series 2017 D2:
5% 1/1/26 (d)	730	850
5% 1/1/29 (d)	485	567
5% 1/1/30 (d)	665	772
5% 1/1/32 (d)	1,495	1,716
5% 1/1/35 (d)	1,115	1,266
5% 1/1/38 (d)	570	641
New Orleans Gen. Oblig. Series 2012, 5% 12/1/20	3,110	3,273

TOTAL LOUISIANA		32,969

Maine - 0.2%
Maine Health & Higher Edl. Facilities Auth. Rev.:
(Eastern Maine Healthcare Systems Proj.) Series 2013, 5% 7/1/43	3,345	3,540
Series 2016 A:
4% 7/1/41	1,990	2,006
4% 7/1/46	2,765	2,779
5% 7/1/41	860	933
5% 7/1/46	585	634
Series 2017 D, 5.75% 7/1/38	645	647
Maine Tpk. Auth. Tpk. Rev. Series 2015:
5% 7/1/25	2,230	2,661
5% 7/1/27	1,940	2,287

TOTAL MAINE		15,487

Maryland - 1.1%
Baltimore Proj. Rev.:
Series 2017 C:
5% 7/1/28	3,465	4,205
5% 7/1/31	6,580	7,869
5% 7/1/33	6,635	7,868
Series 2017 D, 5% 7/1/33	5,630	6,641
Maryland Econ. Dev. Auth. Rev. (Ports America Chesapeake LLC. Proj.) Series 2017 A:
5% 6/1/23	1,435	1,593
5% 6/1/24	1,455	1,648
5% 6/1/25	1,455	1,672
5% 6/1/26	1,940	2,262
5% 6/1/27	1,310	1,546
5% 6/1/31	970	1,136
5% 6/1/32	970	1,127
Maryland Econ. Dev. Corp. (Purple Line Lt. Rail Proj.) Series 2016 D:
5% 3/31/30 (d)	1,215	1,382
5% 3/31/51 (d)	2,235	2,416
Maryland Econ. Dev. Corp. Poll. Cont. Rev. (Potomac Elec. Proj.) Series 2006, 6.2% 9/1/22	3,885	3,898
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Doctors Cmnty. Hosp. Proj.) Series 2010, 5.75% 7/1/38 (Pre-Refunded to 7/1/20 @ 100)	7,530	7,922
(Univ. of Maryland Med. Sys. Proj.) Series 2010, 5.125% 7/1/39 (Pre-Refunded to 7/1/19 @ 100)	3,495	3,526
Series 2010, 5.625% 7/1/30 (Pre-Refunded to 7/1/20 @ 100)	2,330	2,448
Series 2013 A:
5% 7/1/24	1,210	1,330
5% 7/1/25	1,030	1,130
Series 2015:
5% 7/1/27	970	1,116
5% 7/1/28	1,260	1,444
5% 7/1/29	2,135	2,438
5% 7/1/31	970	1,094
Series 2016 A:
4% 7/1/42	1,410	1,441
5% 7/1/33	2,185	2,477
5% 7/1/34	1,600	1,805
5% 7/1/35	605	681
5% 7/1/36	1,700	1,903

TOTAL MARYLAND		76,018

Massachusetts - 1.9%
Braintree Gen. Oblig. Series 2009, 5% 5/15/20 (Pre-Refunded to 5/15/19 @ 100)	2,495	2,505
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series 2015 A, 5% 7/1/45	1,535	1,745
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev. Bonds Series 2019 A, 5%, tender 1/1/23 (a)	16,960	18,938
Massachusetts Dev. Fin. Agcy. Rev.:
(Boston College Proj.) Series Q1, 5% 7/1/21	1,785	1,800
(Partners Healthcare Sys., Inc. Proj.):
Series 2017 S:
5% 7/1/24	3,885	4,520
5% 7/1/30	3,565	4,310
Series 2017, 5% 7/1/23	1,550	1,760
Bonds (Partners Healthcare Sys., Inc. Proj.) Series 2017 S-4, 5%, tender 1/25/24 (a)	11,290	12,900
Series 2013 A, 6.25% 11/15/28 (Pre-Refunded to 11/15/23 @ 100) (c)	4,580	5,338
Series 2015 D, 5% 7/1/44	4,715	5,134
Series 2016 A, 5% 7/15/22	2,165	2,412
Series 2019 S1:
5% 10/1/22 (b)	2,195	2,413
5% 10/1/23 (b)	2,400	2,702
5% 10/1/24 (b)	1,190	1,369
5% 10/1/25 (b)	2,670	3,131
Series 2019:
5% 7/1/30 (b)	1,435	1,723
5% 7/1/32 (b)	1,040	1,232
Massachusetts Gen. Oblig.:
Series 2004 B, 5.25% 8/1/20	13,465	14,131
Series 2011 A, 5% 4/1/23 (Pre-Refunded to 4/1/21 @ 100)	9,710	10,380
Series 2016 B, 5% 7/1/22	2,950	3,270
Series C, 5% 4/1/23	17,445	19,752
Massachusetts Health & Edl. Facilities Auth. Rev. (Partners HealthCare Sys., Inc. Proj.) Series 2009 I3:
5% 7/1/20	7,285	7,349
5% 7/1/21 (Pre-Refunded to 7/1/19 @ 100)	4,565	4,604

TOTAL MASSACHUSETTS		133,418

Michigan - 3.5%
Clarkston Cmnty. Schools 5% 5/1/22	2,800	3,078
Detroit Downtown Dev. Auth. Tax:
Series 2018 A, 5% 7/1/36 (FSA Insured)	1,000	1,086
Series A, 5% 7/1/35 (FSA Insured)	1,200	1,304
Detroit Swr. Disp. Rev. Series 2006 D, 3 month U.S. LIBOR + 0.600% 2.474% 7/1/32 (a)(e)	5,360	5,226
Grand Rapids Pub. Schools:
Series 2016:
5% 5/1/30 (FSA Insured)	3,400	4,000
5% 5/1/31 (FSA Insured)	4,855	5,682
5% 5/1/32 (FSA Insured)	730	852
5% 5/1/33 (FSA Insured)	3,030	3,520
5% 5/1/27 (FSA Insured)	1,310	1,593
5% 5/1/29 (FSA Insured)	1,890	2,270
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. Series 2016:
5% 5/15/27	3,275	3,818
5% 5/15/28	2,475	2,871
Kent County Bldg. Auth. Series 2005, 5.5% 6/1/22	3,310	3,691
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2011 A:
5% 11/15/20	970	1,021
5% 11/15/21	630	681
Lake Orion Cmnty. School District Series 2019, 5% 5/1/29	1,685	2,113
Michigan Bldg. Auth. Rev. (Facilities Prog.) Series 2016 I:
5% 10/15/34	16,710	19,600
5% 4/15/35	2,720	3,182
Michigan Fin. Auth. Rev.:
(Trinity Health Proj.) Series 2017:
5% 12/1/23	1,455	1,665
5% 12/1/24	1,700	1,988
5% 12/1/25	2,915	3,482
5% 12/1/26	1,270	1,542
5% 12/1/27	1,215	1,500
5% 12/1/28	1,940	2,389
Bonds Series 2019 MI2, 5%, tender 2/1/25 (a)	10,655	12,373
Series 2012 A:
5% 6/1/21 (Escrowed to Maturity)	1,495	1,600
5% 6/1/27 (Pre-Refunded to 6/1/22 @ 100)	2,235	2,467
5% 6/1/39 (Pre-Refunded to 6/1/22 @ 100)	4,790	5,287
Series 2012:
5% 11/15/36	6,895	7,427
5% 11/15/42	1,515	1,621
Series 2013:
5% 8/15/28	5,425	6,096
5% 8/15/29	1,940	2,176
Series 2015 D1:
5% 7/1/27	415	483
5% 7/1/29	970	1,120
5% 7/1/31	1,165	1,332
5% 7/1/32	970	1,106
5% 7/1/33	825	938
Michigan Gen. Oblig. Series 2016, 5% 3/15/27	3,230	3,977
Michigan Hosp. Fin. Auth. Rev.:
(Trinity Health Proj.) Series 2008 C:
5% 12/1/24	1,455	1,702
5% 12/1/25	1,260	1,505
5% 12/1/26	1,940	2,356
5% 12/1/27	1,295	1,599
(Trinity Health Proj.) Series 2008 C, 5% 12/1/28	2,040	2,513
Bonds:
(Ascension Health Cr. Group Proj.) Series F5, 2.4%, tender 3/15/23 (a)	6,020	6,094
Series 2010 F3, 4%, tender 7/1/24 (a)	23,785	26,232
Michigan Strategic Fund Ltd. Oblig. Rev. Bonds:
Series 2008 ET2, 1.45%, tender 9/1/21 (a)	9,710	9,437
Series CC, 1.45%, tender 9/1/21 (a)	1,130	1,098
Michigan Trunk Line Fund Rev. Series 2005, 5.5% 11/1/20 (FSA Insured)	9,455	10,042
Portage Pub. Schools Series 2016:
5% 11/1/27	1,215	1,456
5% 11/1/29	3,080	3,660
Royal Oak Hosp. Fin. Auth. Hosp. Rev. Series 2014 D:
5% 9/1/22	970	1,075
5% 9/1/24	1,940	2,223
Utica Cmnty. Schools Series 2019:
5% 5/1/30	1,650	2,032
5% 5/1/31	1,400	1,712
5% 5/1/32	2,300	2,801
5% 5/1/33	1,875	2,273
5% 5/1/34	2,450	2,951
Warren Consolidated School District Series 2016:
5% 5/1/30	4,415	5,106
5% 5/1/31	4,660	5,381
5% 5/1/32	4,955	5,717
Wayne County Arpt. Auth. Rev.:
Series 2017 A:
5% 12/1/29	245	296
5% 12/1/30	380	456
5% 12/1/31	390	465
5% 12/1/36	535	624
Series 2017 B:
5% 12/1/29 (d)	685	813
5% 12/1/30 (d)	485	571
5% 12/1/31 (d)	525	614
5% 12/1/33 (d)	375	435
5% 12/1/36 (d)	810	928
Series 2017 C:
5% 12/1/22	1,940	2,166
5% 12/1/23	2,185	2,497
5% 12/1/24	2,305	2,688
5% 12/1/25	1,940	2,311
5% 12/1/26	1,455	1,761
5% 12/1/27	1,460	1,795

TOTAL MICHIGAN		243,542

Minnesota - 0.3%
Maple Grove Health Care Sys. Rev. Series 2015, 5% 9/1/26	1,940	2,217
Minnesota Agric. & Econ. Dev. Board Rev. (Essentia Health Obligated Group Proj.) Series 2008 C1:
5% 2/15/21 (Assured Guaranty Corp. Insured)	4,045	4,163
5% 2/15/22 (Assured Guaranty Corp. Insured)	5,475	5,637
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2010 A1, 5% 1/1/20	4,370	4,480
Saint Paul Hsg. & Redev. Auth. Hosp. Rev. (HealthEast Care Sys. Proj.) Series 2015 A, 5% 11/15/40 (Pre-Refunded to 11/15/25 @ 100)	1,410	1,687

TOTAL MINNESOTA		18,184

Mississippi - 0.1%
Mississippi Gen. Oblig. Series 2017 A, 5% 10/1/30	5,340	6,491
Missouri - 0.4%
Cape Girardeau County Indl. Dev. Auth.:
(South Eastern Health Proj.) Series 2017 A, 5% 3/1/27	970	1,124
(Southeast Hosp. Proj.) Series 2017 A, 5% 3/1/36	1,215	1,350
Kansas City Santn Swr. Sys. R Series 2018 B:
5% 1/1/24	660	761
5% 1/1/29	550	683
5% 1/1/31	415	505
5% 1/1/34	380	454
Missouri Dev. Fin. Board Infrastructure Facilities Rev. (City of Branson-Branson Landing Proj.) Series 2005 A, 6% 6/1/20	385	394
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev. 5.125% 1/1/20	360	361
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Series 2015 B:
4% 2/1/40	680	707
5% 2/1/30	2,395	2,770
5% 2/1/32	2,645	3,024
5% 2/1/36	2,145	2,427
5% 2/1/45	3,495	3,881
Missouri Health & Edl. Facilities Rev. Series 2016:
5% 5/15/29	970	1,133
5% 5/15/30	970	1,126
5% 5/15/31	970	1,115
5% 5/15/36	2,915	3,301
Saint Louis County Indl. Dev. Auth. Sr. Living Facilities Rev. Series 2018 A:
5% 9/1/38	1,800	1,933
5.125% 9/1/48	3,170	3,401

TOTAL MISSOURI		30,450

Montana - 0.2%
Montana Facility Fin. Auth. Rev. Series 2016:
5% 2/15/21	1,215	1,286
5% 2/15/22	1,260	1,372
5% 2/15/23	1,990	2,221
5% 2/15/24	2,080	2,371
5% 2/15/25	1,940	2,257
5% 2/15/26	3,105	3,667

TOTAL MONTANA		13,174

Nebraska - 0.3%
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev. Series 2019 B, 4% 9/1/49 (b)(d)	3,725	3,987
Nebraska Pub. Pwr. District Rev. Series 2016 B:
5% 1/1/31	3,885	4,551
5% 1/1/34	4,235	4,913
5% 1/1/36	5,135	5,912

TOTAL NEBRASKA		19,363

Nevada - 1.1%
Carson City Hosp. Rev. (Carson Tahoe Hosp. Proj.):
Series 2017 5% 9/1/32	725	826
Series 2017:
5% 9/1/24	730	828
5% 9/1/28	445	523
5% 9/1/30	730	845
5% 9/1/34	740	838
Clark County Arpt. Rev. Series 2017 C, 5% 7/1/21 (d)	9,460	10,085
Clark County Poll. Cont. Rev. Bonds Series 2010, 1.875%, tender 4/1/20 (a)	11,655	11,573
Clark County School District:
Series 2016 A:
5% 6/15/21	2,575	2,760
5% 6/15/23	2,250	2,539
Series 2017 A:
5% 6/15/25	5,770	6,771
5% 6/15/26	5,000	5,961
Series 2018 B, 5% 6/15/35	8,000	9,426
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig.:
Series 2012 B:
5% 6/1/22	970	1,072
5% 6/1/23	1,940	2,143
5% 6/1/24	1,940	2,138
5% 6/1/25	1,020	1,122
Series 2016 A:
5% 6/1/32	2,815	3,314
5% 6/1/33	4,855	5,700
5% 6/1/34	5,145	6,023
Nevada Gen. Oblig.:
Series 2012 B, 5% 8/1/21	1,355	1,462
Series 2013 D1, 5% 3/1/25	2,745	3,085

TOTAL NEVADA		79,034

New Hampshire - 0.6%
New Hampshire Health & Ed. Facilities Auth.:
(Partners Healthcare Sys., Inc. Proj.) Series 2017:
5% 7/1/24	1,335	1,553
5% 7/1/30	2,360	2,853
Series 2017 B, 4.125% 7/1/24 (c)	1,755	1,761
Series 2017 C, 3.5% 7/1/22 (c)	580	581
Series 2017, 5% 7/1/36	2,105	2,379
New Hampshire Health & Ed. Facilities Auth. Rev.:
Series 2012:
4% 7/1/22	1,310	1,394
5% 7/1/26	1,245	1,358
Series 2013 A, 5% 10/1/43	2,360	2,546
Series 2016:
4% 10/1/38	800	819
5% 10/1/26	4,560	5,421
5% 10/1/27	4,860	5,737
5% 10/1/28	1,940	2,277
5% 10/1/30	7,070	8,180
New Hampshire Tpk. Sys. Rev. Series 2012 B:
5% 2/1/22	2,185	2,384
5% 2/1/23	2,150	2,343
5% 2/1/24	1,725	1,879

TOTAL NEW HAMPSHIRE		43,465

New Jersey - 3.6%
Bayonne Gen. Oblig. Series 2016:
5% 7/1/31 (Build America Mutual Assurance Insured)	1,430	1,643
5% 7/1/32 (Build America Mutual Assurance Insured)	970	1,111
5% 7/1/33 (Build America Mutual Assurance Insured)	970	1,106
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A:
5% 2/15/24	1,940	2,198
5% 2/15/25	970	1,095
New Jersey Ctfs. of Prtn. Series 2009 A:
5.25% 6/15/20 (Pre-Refunded to 6/15/19 @ 100)	3,690	3,718
5.25% 6/15/21 (Pre-Refunded to 6/15/19 @ 100)	4,370	4,403
5.25% 6/15/22 (Pre-Refunded to 6/15/19 @ 100)	10,280	10,357
New Jersey Econ. Dev. Auth. Rev.:
(Provident Montclair Proj.) Series 2017:
5% 6/1/25 (FSA Insured)	975	1,125
5% 6/1/27 (FSA Insured)	1,360	1,618
5% 6/1/28 (FSA Insured)	1,940	2,299
5% 6/1/29 (FSA Insured)	1,455	1,714
Series 2012 II, 5% 3/1/21	7,380	7,759
Series 2013 I, 5.5% 9/1/19 (Escrowed to Maturity)	4,260	4,328
Series 2013:
5% 3/1/23	9,030	9,883
5% 3/1/24	12,430	13,562
5% 3/1/25	1,360	1,478
Series 2015 XX, 5% 6/15/26	19,420	21,707
Series 2018 EEE, 5% 6/15/30	2,170	2,465
New Jersey Econ. Dev. Auth. Spl. Facilities Rev. (Port Newark Container Term. LLC. Proj.):
Series 2017:
5% 10/1/24 (d)	2,000	2,237
5% 10/1/25 (d)	2,750	3,112
Series 2017, 5% 10/1/37 (d)	6,230	6,811
New Jersey Edl. Facility Series 2016 A, 5% 7/1/29	1,820	2,112
New Jersey Gen. Oblig. Series Q, 5% 8/15/19	3,690	3,734
New Jersey Health Care Facilities Fing. Auth. Rev.:
Series 2016 A:
5% 7/1/21	285	304
5% 7/1/22	770	842
5% 7/1/23	2,940	3,284
5% 7/1/24	790	898
5% 7/1/25	855	987
5% 7/1/26	285	334
5% 7/1/27	425	496
5% 7/1/28	1,185	1,375
5% 7/1/28	1,265	1,468
5% 7/1/28	440	528
5% 7/1/33	1,465	1,716
Series 2016, 5% 7/1/41	3,665	3,995
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2017 1A:
5% 12/1/22 (d)	1,285	1,416
5% 12/1/24 (d)	3,400	3,890
Series 2017 1B, 5% 12/1/21 (d)	1,365	1,471
New Jersey Tpk. Auth. Tpk. Rev.:
Bonds Series 2017 C5, 1 month U.S. LIBOR + 0.460% 2.203%, tender 1/1/21 (a)(e)	18,725	18,760
Series 2017 C1, 1 month U.S. LIBOR + 0.340% 2.082% 1/1/21 (a)(e)	2,090	2,092
New Jersey Trans. Trust Fund Auth.:
(Trans. Prog.) Series 2019 AA:
5% 6/15/30	3,500	3,997
5% 6/15/31	2,250	2,549
5% 6/15/32	5,660	6,382
Series 2003 B. 5.25% 12/15/19	2,945	3,016
Series 2008 A, 0% 12/15/35	5,345	2,775
Series 2012 AA:
5% 6/15/23	7,285	7,865
5% 6/15/24	11,655	12,555
Series 2014 AA:
5% 6/15/25	12,140	13,518
5% 6/15/26	7,285	8,074
Series 2016 A, 5% 6/15/27	14,620	16,938
Series 2018 A:
5% 12/15/34	5,070	5,661
5% 12/15/35	6,130	6,820

TOTAL NEW JERSEY		245,581

New Mexico - 0.2%
Farmington Poll. Cont. Rev. Bonds (Southern California Edison Co. Four Corners Proj.) Series 2005 A, 1.875%, tender 4/1/20 (a)	11,470	11,390
New York - 4.5%
Dorm. Auth. New York Univ. Rev. Series 2016 A:
5% 7/1/23	1,090	1,231
5% 7/1/25	2,430	2,862
Dutchess County Local Dev. Corp. Rev. (Health Quest Systems, Inc. Proj.) Series 2010 A:
5% 7/1/20 (Assured Guaranty Corp. Insured) (FSA Insured)	1,040	1,085
5.75% 7/1/40	970	1,022
Hudson Yards Infrastructure Corp. New York Rev. Series 2017 A:
5% 2/15/32	3,885	4,643
5% 2/15/35	7,285	8,627
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 2008 A, 6% 5/1/33 (Pre-Refunded to 5/1/19 @ 100)	5,825	5,846
Series 2016 B:
5% 9/1/22	1,940	2,159
5% 9/1/23	1,455	1,664
5% 9/1/24	1,310	1,536
MTA Hudson Rail Yards Trust Oblig. Series 2016 A:
5% 11/15/51	12,380	13,121
5% 11/15/56	11,925	12,984
New York City Gen. Oblig.:
Series 2014 J, 5% 8/1/22	2,990	3,320
Series 2015 A, 5% 8/1/22	1,985	2,204
Series 2015 C, 5% 8/1/27	2,965	3,495
Series 2016 A, 5% 8/1/22	4,390	4,875
New York City Transitional Fin. Auth. Rev.:
Series 2003 B:
4% 2/1/21	4,855	5,071
5% 2/1/21	3,410	3,623
Series 2012 A, 5% 11/1/21	5,300	5,764
Series 2018 C2, 5% 5/1/32	9,175	11,198
Series 2019 A, 5% 8/1/35	7,520	9,086
Series 2019 B1:
5% 8/1/34	3,300	4,001
5% 8/1/35	8,400	10,149
Series B:
5% 11/1/20	25,825	26,367
5% 11/1/20 (Pre-Refunded to 11/1/19 @ 100)	10,295	10,505
New York Dorm. Auth. Mental Health Svcs. Facilities Impt. Rev. Series 2012 A, 5% 5/15/23	12,970	14,308
New York Dorm. Auth. Personal Income Tax Rev.:
Series 2010 A, 5% 2/15/20 (Escrowed to Maturity)	5	5
Series 2016 B, 5% 2/15/20	10	10
New York Dorm. Auth. Revs. Series 2009 A:
5% 7/1/20	4,855	4,899
5% 7/1/21	11,980	12,078
New York Dorm. Auth. Sales Tax Rev. Series 2018 C, 5% 3/15/32	13,810	16,873
New York Metropolitan Trans. Auth. Rev.:
Bonds Series 2018 A, 5%, tender 11/15/20 (a)	25,820	27,094
Series 2003 B, 5.25% 11/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,660	7,830
Series 2017 C-2, 0% 11/15/33	9,795	6,080
New York State Dorm. Auth. Series 2, 5% 2/15/20	2,900	2,988
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund:
Series 2010 A, 5% 4/1/23 (Pre-Refunded to 4/1/20 @ 100)	7,960	8,239
Series 2011 A, 5% 4/1/19	1,940	1,940
Series 2011 A1, 5% 4/1/20	2,155	2,230
Series 2011 A2, 5% 4/1/21	1,940	2,073
New York Trans. Dev. Corp.:
(Laguardia Arpt. Term. Redev. Proj.) Series 2016 A, 5% 7/1/41 (d)	8,155	8,859
Series 2016 A, 5.25% 1/1/50 (d)	13,305	14,511
New York Urban Dev. Corp. Rev.:
Gen. Oblig. (New York State Gen. Oblig. Proj.) Series 2017 A, 5% 3/15/32	2,745	3,281
Series 2011 A, 5% 3/15/22	7,385	7,882
Series 2017 A, 5% 3/15/22	2,215	2,436
Triborough Bridge & Tunnel Auth. Revs. Series 2013 A:
5% 11/15/23	2,915	3,366
5% 11/15/24	3,885	4,480

TOTAL NEW YORK		307,900

North Carolina - 1.0%
Nash Health Care Sys. Health Care Facilities Rev. Series 2012, 5% 11/1/41	3,340	3,533
North Carolina Cap. Facilities Fin. Agcy. Rev. Bonds:
(Republic Svcs., Inc. Proj.):
Series 2010 B, 2.1%, tender 6/3/19 (a)(d)	1,000	1,000
Series 2013, 2.1%, tender 6/14/19 (a)(d)	3,690	3,691
Series 2010, 1.95%, tender 6/3/19 (a)	1,000	1,000
North Carolina Grant Anticipation Rev. Series 2017:
5% 3/1/22	11,015	12,070
5% 3/1/23	9,715	10,935
North Carolina Med. Care Commission Health Care Facilities Rev. Bonds:
Series 2019 B, 2.2%, tender 12/1/22 (a)	9,865	9,905
Series 2019 C, 2.55%, tender 6/1/26 (a)	17,085	17,241
North Carolina Med. Care Commission Hosp. Rev. (North Carolina Baptist Hosp. Proj.) Series 2010:
5% 6/1/21	5,825	6,045
5% 6/1/22	3,885	4,032
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Series 2009 A, 5% 1/1/30	475	476

TOTAL NORTH CAROLINA		69,928

Ohio - 1.7%
Allen County Hosp. Facilities Rev. Bonds (Mercy Health) Series 2017 B, 5%, tender 5/5/22 (a)	2,670	2,926
American Muni. Pwr., Inc. Rev.:
(Amp Freemont Energy Ctr. Proj.):
Series 2012 B:
5% 2/15/22	1,945	2,126
5% 2/15/23 (Pre-Refunded to 2/15/22 @ 100)	2,110	2,311
Series 2012:
5% 2/15/21	1,455	1,545
5% 2/15/24 (Pre-Refunded to 2/15/22 @ 100)	1,940	2,125
Bonds Series 2019 A, 2.3%, tender 2/15/22 (a)	12,100	12,248
Series 2012 B:
5% 2/15/42	1,365	1,458
5% 2/15/42 (Pre-Refunded to 2/15/22 @ 100)	390	427
Series 2017 A, 5% 2/15/36	5,000	5,828
Cleveland Arpt. Sys. Rev. Series 2016 A:
5% 1/1/26 (FSA Insured)	970	1,123
5% 1/1/28 (FSA Insured)	1,480	1,697
5% 1/1/29 (FSA Insured)	2,165	2,478
5% 1/1/30 (FSA Insured)	1,940	2,207
Cleveland Wtr. Rev. Series 2012 A:
5% 1/1/26 (Pre-Refunded to 1/1/22 @ 100)	1,215	1,328
5% 1/1/27 (Pre-Refunded to 1/1/22 @ 100)	1,455	1,590
Columbus City School District 5% 12/1/32	1,770	2,085
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013:
5% 6/15/25	2,395	2,612
5% 6/15/26	2,515	2,732
5% 6/15/27	2,640	2,855
5% 6/15/28	2,770	2,983
Franklin County Hosp. Facilities Rev. Series 2016 C:
5% 11/1/25	1,940	2,317
5% 11/1/26	2,040	2,480
Lake County Hosp. Facilities Rev. Series 2015, 5% 8/15/27	2,195	2,535
Lucas County Hosp. Rev. (ProMedica Healthcare Oblig. Group Proj.) Series 2011 A, 6.5% 11/15/37 (Pre-Refunded to 11/15/21 @ 100)	4,465	5,024
Miami County Hosp. Facilities Rev. (Kettering Health Network Obligated Group Proj.) Series 2019:
5% 8/1/31	1,000	1,192
5% 8/1/32	1,000	1,185
5% 8/1/33	1,000	1,179
Muskingum County Hosp. Facilities:
(Genesis Healthcare Sys. Obligated Group Proj.) Series 2013, 5% 2/15/27	5,715	6,126
Series 2013, 5% 2/15/20	1,160	1,182
Ohio Bldg. Auth.:
(Administrative Bldg. Fund Proj.) Series 2009 B, 5% 10/1/21	3,010	3,062
(Adult Correctional Bldg. Fund Proj.) Series 2009 B:
5% 10/1/21	4,835	4,918
5% 10/1/22	1,940	1,973
5% 10/1/23	2,915	2,965
Ohio Higher Edl. Facility Commission Rev. (Univ. Hosp. Health Sys. Proj.) Series 2010 A, 5.25% 1/15/21	4,650	4,780
Ohio Hosp. Facilities Rev. Series 2017 A:
5% 1/1/27	2,470	3,016
5% 1/1/29	4,855	6,008
Ohio Tpk. Commission Tpk. Rev. (Infrastructure Proj.) Series 2005 A, 0% 2/15/42	11,265	4,965
Scioto County Hosp. Facilities Rev. Series 2016, 5% 2/15/29	2,250	2,607
Wood County Hosp. Facilities Rev. (Wood County Hosp. Assoc. Proj.) Series 2012:
5% 12/1/32	690	724
5% 12/1/42	875	907

TOTAL OHIO		113,829

Oklahoma - 0.8%
Canadian Cny Edl. Facilities Auth. (Mustang Pub. Schools Proj.) Series 2017, 5% 9/1/26	2,015	2,411
Grand River Dam Auth. Rev. Series 2014 A:
5% 6/1/27	1,165	1,338
5% 6/1/28	1,455	1,667
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2015:
5% 10/1/25	1,020	1,209
5% 10/1/26	1,455	1,716
5% 10/1/27	1,155	1,360
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (OU Medicine Proj.) Series 2018 B:
5% 8/15/27	970	1,140
5% 8/15/28	970	1,149
5% 8/15/29	410	482
5% 8/15/33	1,070	1,223
Oklahoma Dev. Fin. Auth. Rev. (Saint John Health Sys. Proj.) Series 2012:
5% 2/15/23 (Pre-Refunded to 2/15/22 @ 100)	3,010	3,297
5% 2/15/42 (Pre-Refunded to 2/15/22 @ 100)	6,975	7,639
Oklahoma Pwr. Auth. Pwr. Supply Sys. Rev.:
Series 2010 A:
5% 1/1/21 (FSA Insured)	3,885	3,984
5% 1/1/22 (FSA Insured)	12,095	12,390
Series 2014 A:
5% 1/1/26	1,650	1,919
5% 1/1/27	5,825	6,757
5% 1/1/28	1,940	2,247
5% 1/1/29	1,525	1,763
Series 2014 B, 5% 1/1/27	2,085	2,418

TOTAL OKLAHOMA		56,109

Oregon - 0.1%
Clackamas County Hosp. Facility Auth. (Willamette View Proj.) Series 2017 B, 3% 11/15/22	735	737
Washington, Multnomah & Yamhill County School District #1J Series 2017, 5% 6/15/30	2,915	3,544

TOTAL OREGON		4,281

Pennsylvania - 3.6%
Erie County Hosp. Auth. Rev. (Saint Vincent Health Ctr. Proj.) Series 2010 A, 7% 7/1/27 (Pre-Refunded to 7/1/20 @ 100)	7,350	7,836
Lehigh County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(PPL Elec. Utils. Corp. Proj.) Series 2016 A, 1.8%, tender 9/1/22 (a)	4,210	4,133
Series B, 1.8%, tender 8/15/22 (a)	5,600	5,540
Monroeville Fin. Auth. UPMC Rev. Series 2012, 5% 2/15/26	3,205	3,821
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series 1993 A, 6% 6/1/22 (AMBAC Insured)	3,815	4,216
Montgomery County Higher Ed. & Health Auth. Rev.:
Series 2014 A, 5% 10/1/23	330	362
Series 2016 A:
5% 10/1/28	1,385	1,562
5% 10/1/29	1,495	1,675
5% 10/1/32	4,670	5,153
5% 10/1/36	7,560	8,243
5% 10/1/40	3,490	3,770
Northampton County Gen. Purp. Auth. Hosp. Rev. (St. Luke's Univ. Health Network Proj.) Series 2018 A, 4% 8/15/48	2,485	2,546
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012:
5% 3/1/21	3,025	3,179
5% 3/1/22	1,940	2,087
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. Bonds:
(Republic Svcs., Inc. Proj.):
Series 2019 A, 1.95%, tender 4/15/19 (a)(d)	3,050	3,050
Series 2019 B1, 1.95%, tender 4/1/19 (a)(d)	3,450	3,450
(Republic Svcs., Inc. Proj.) Series 2010 A, 2.4%, tender 4/1/19 (a)(d)	1,200	1,200
(Waste Mgmt., Inc. Proj.) Series 2013, 2.35%, tender 5/1/19 (a)(d)	7,400	7,401
(Waste Mgmt., Inc. Proj.) Series 2017 A, 1.7%, tender 8/3/20 (a)(d)	5,545	5,510
Pennsylvania Gen. Oblig.:
Series 2011, 5% 7/1/21	2,040	2,193
Series 2013, 5% 10/15/27	9,710	10,969
Series 2014, 5% 7/1/23	1,500	1,704
Series 2015 1, 5% 3/15/31	3,615	4,141
Series 2016, 5% 9/15/29	27,190	32,195
Series 2017, 5% 1/1/27	8,765	10,625
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Univ. of Penn Health Systems Proj.):
Series 2017 A:
5% 8/15/28	1,215	1,482
5% 8/15/30	2,090	2,511
Series 2017, 5% 8/15/27	1,165	1,435
(Univ. of Pennsylvania Health Sys. Proj.) Series 2009 A, 5.25% 8/15/21 (Pre-Refunded to 8/15/19 @ 100)	2,040	2,068
Pennsylvania Pub. School Bldg. Auth. School Rev. (The School District of Harrisburg Proj.) Series 2016 A:
5% 12/1/28 (FSA Insured)	6,100	7,234
5% 12/1/33 (FSA Insured)	4,300	4,958
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2013 A2:
5% 12/1/28	1,215	1,479
5% 12/1/33	1,215	1,421
Series 2017 A1:
5% 12/1/22	485	542
5% 12/1/23	535	614
5% 12/1/29	1,455	1,757
5% 12/1/34	970	1,147
Philadelphia Arpt. Rev. Series 2017 B:
5% 7/1/30 (d)	1,720	2,026
5% 7/1/31 (d)	2,430	2,846
Philadelphia Gas Works Rev. Series 15:
5% 8/1/23	970	1,094
5% 8/1/24	730	840
5% 8/1/25	775	908
Philadelphia Gen. Oblig. Series 2015 B:
5% 8/1/27	2,915	3,372
5% 8/1/29	10,165	11,666
5% 8/1/30	10,705	12,242
5% 8/1/31	11,280	12,867
Philadelphia School District Series 2010 C:
5% 9/1/20	13,595	14,184
5% 9/1/21	5,825	6,056
Pittsburgh School District Series 2010 A:
5% 9/1/19 (FSA Insured)	1,455	1,476
5% 9/1/20 (FSA Insured)	970	1,016
Southcentral Pennsylvania Gen. Auth. Rev. Series 2019 A:
5% 6/1/38 (b)	2,890	3,435
5% 6/1/39 (b)	4,690	5,557
State Pub. School Bldg. Auth. Lease Rev. (Philadelphia School District Proj.) Series 2015 A, 5% 6/1/26	1,345	1,544

TOTAL PENNSYLVANIA		244,338

Rhode Island - 0.5%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev.:
Series 2016 B:
5% 9/1/31	6,625	7,387
5% 9/1/36	320	352
Series 2016, 5% 5/15/39	5,475	6,059
Rhode Island Health & Edl. Bldg. Corp. Pub. Schools Rev. Series 2015, 5% 5/15/25 (FSA Insured)	7,985	9,335
Rhode Island Student Ln. Auth. Student Ln. Rev. Series A, 3.5% 12/1/34 (d)	3,665	3,787
Tobacco Setlement Fing. Corp. Series 2015 A:
5% 6/1/27	1,770	1,964
5% 6/1/28	2,330	2,553

TOTAL RHODE ISLAND		31,437

South Carolina - 1.5%
Beaufort-Jasper Wtr. & Swr. Sys. Series 2016 B:
5% 3/1/22	970	1,064
5% 3/1/24	970	1,123
5% 3/1/25	970	1,148
Scago Edl. Facilities Corp. for Colleton School District (School District of Colleton County Proj.) Series 2015:
5% 12/1/27	3,885	4,504
5% 12/1/29	3,155	3,630
South Carolina Jobs-Econ. Dev. Auth.:
(Anmed Health Proj.) Series 2016:
5% 2/1/22	2,135	2,318
5% 2/1/24	970	1,102
5% 2/1/26	1,650	1,944
(Anmed Heath Proj.) Series 2016, 5% 2/1/25	1,700	1,970
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. (Bon Secours Health Sys. Proj.) Series 2013, 5% 11/1/28 (Pre-Refunded to 11/1/22 @ 100)	3,100	3,462
South Carolina Ports Auth. Ports Rev. Series 2018:
5% 7/1/28 (d)	2,235	2,737
5% 7/1/30 (d)	4,790	5,772
South Carolina Pub. Svc. Auth. Rev.:
Series 2013 E, 5.5% 12/1/53	6,335	6,947
Series 2014 A:
5% 12/1/49	12,620	13,706
5.5% 12/1/54	17,285	19,120
Series 2014 C:
5% 12/1/25	3,885	4,450
5% 12/1/26	3,885	4,437
5% 12/1/27	3,010	3,427
5% 12/1/46	3,540	3,877
Series 2016 B:
5% 12/1/35	6,250	7,155
5% 12/1/36	9,280	10,588
South Carolina Trans. Infrastructure Bank Rev. Series 2016 A, 5% 10/1/25	1,645	1,964

TOTAL SOUTH CAROLINA		106,445

South Dakota - 0.1%
South Dakota Health & Edl. Facilities Auth. Rev.:
(Avera Health Proj.) Series 2017, 5% 7/1/23	970	1,097
Series 2014 B:
5% 11/1/24	1,200	1,397
5% 11/1/25	1,175	1,362
5% 11/1/26	195	225
Series 2017:
5% 7/1/24	435	504
5% 7/1/27	365	444
5% 7/1/33	1,700	1,979
5% 7/1/35	1,360	1,570

TOTAL SOUTH DAKOTA		8,578

Tennessee - 0.9%
Greeneville Health & Edl. Facilities Board Series 2018 A:
5% 7/1/29	970	1,169
5% 7/1/30	1,165	1,391
Johnson City Health & Edl. Hosp. Rev. Series 2010 A, 6.5% 7/1/38 (Pre-Refunded to 7/1/20 @ 100)	3,780	4,009
Knox County Health Edl. & Hsg. Facilities Board Rev.:
Series 2016:
5% 9/1/22	1,170	1,269
5% 9/1/24	995	1,119
Series 2017:
5% 4/1/24	970	1,083
5% 4/1/25	1,315	1,489
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2010 B, 5.625% 7/1/20 (d)	4,855	5,081
Tennergy Corp. Gas Rev. Bonds Series 2019 A, 5%, tender 10/1/24 (a)	18,440	20,998
Tennessee Energy Acquisition Corp. Bonds:
(Gas Rev. Proj.) Series A, 4%, tender 5/1/23 (a)	11,735	12,412
Series 2018, 4%, tender 11/1/49	10,670	11,513

TOTAL TENNESSEE		61,533

Texas - 13.7%
Arlington Spl. Tax Rev. Series 2018 C, 5% 2/15/45	2,955	3,090
Austin Arpt. Sys. Rev. Series 2014, 5% 11/15/29 (d)	2,690	3,074
Austin Cmnty. College District Rev. (Convention Ctr. Proj.) Series 2002, 0% 2/1/22 (AMBAC Insured)	1,295	1,228
Austin Elec. Util. Sys. Rev. Series 2012 A, 5% 11/15/23	1,455	1,621
Brownsville Independent School District Series 2017, 4% 8/15/22	4,000	4,303
Central Reg'l. Mobility Auth.:
Series 2015 A:
5% 1/1/31	1,165	1,330
5% 1/1/32	970	1,103
5% 1/1/34	1,940	2,191
5% 1/1/40	5,340	5,948
Series 2016:
5% 1/1/31	2,305	2,652
5% 1/1/32	4,855	5,562
5% 1/1/35	3,240	3,676
5% 1/1/36	1,580	1,788
Cypress-Fairbanks Independent School District:
Bonds:
Series 2014 B2, 1.4%, tender 8/17/20 (a)	5,545	5,522
Series 2014 B3, 1.4%, tender 8/17/20 (a)	6,005	5,980
Series 2014 C, 5% 2/15/44	3,025	3,366
Series 2016:
5% 2/15/22	4,855	5,319
5% 2/15/23	4,855	5,468
5% 2/15/24	24,410	28,197
5% 2/15/25	20,810	24,588
5% 2/15/27	3,475	4,172
Dallas Area Rapid Transit Sales Tax Rev. Series 2007, 5.25% 12/1/29	7,135	9,281
Dallas County Util. and Reclamation District Series 2013, 5% 2/15/24	6,130	7,019
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2009 A, 5% 11/1/19	970	989
Series 2014 B:
5% 11/1/26 (d)	2,920	3,234
5% 11/1/27 (d)	1,245	1,375
5% 11/1/28 (d)	2,765	3,048
5% 11/1/30 (d)	5,280	5,787
5% 11/1/31 (d)	11,155	12,206
5% 11/1/32 (d)	14,110	15,414
5% 11/1/33 (d)	9,710	10,590
5% 11/1/34 (d)	2,295	2,498
Dallas Gen. Oblig.:
Series 2012, 5% 2/15/23	4,295	4,680
Series 2014, 5% 2/15/24	5,770	6,636
Dallas Independent School District:
Bonds:
Series 2016, 5%, tender 2/15/22 (a)	60	66
Series 2019:
5%, tender 2/15/22 (a)	690	756
5%, tender 2/15/22 (a)	2,880	3,138
Series 2019:
5% 2/15/28	1,750	2,171
5% 2/15/29	2,355	2,904
5% 2/15/30	5,095	6,235
Denton Independent School District Series 2016, 0% 8/15/25	2,770	2,453
El Paso Gen. Oblig. Series 2019 A:
5% 8/15/30	5,100	6,238
5% 8/15/31	3,610	4,377
5% 8/15/32	3,620	4,355
5% 8/15/33	5,890	7,033
5% 8/15/34	2,945	3,502
Fort Bend Independent School District Bonds:
Series C, 1.35%, tender 8/1/20 (a)	3,025	3,013
Series D, 1.5%, tender 8/1/21 (a)	5,450	5,402
Fort Worth Gen. Oblig. Series 2016, 5% 3/1/27	5,755	6,874
Fort Worth Independent School District:
Series 2015, 5% 2/15/22	2,760	3,022
Series 2016, 5% 2/15/26	3,530	4,254
Frisco Independent School District Series 2009, 5.375% 8/15/39 (Assured Guaranty Corp. Insured)	2,500	2,534
Grand Parkway Trans. Corp.:
Bonds Series 2018 B, 5%, tender 10/1/23 (a)	40,590	45,925
Series 2013 B:
5% 4/1/53	1,130	1,223
5.25% 10/1/51	2,430	2,699
5.5% 4/1/53	5,730	6,372
Series 2013 C, 5.125% 10/1/43	2,430	2,653
Series 2018 A:
5% 10/1/31	4,965	6,046
5% 10/1/32	4,210	5,108
5% 10/1/33	6,420	7,762
5% 10/1/34	4,855	5,850
Harris County Gen. Oblig. Series 2012 C:
5% 8/15/24	1,045	1,156
5% 8/15/25	3,750	4,144
Houston Arpt. Sys. Rev.:
Series 2011 A, 5% 7/1/20 (d)	7,770	8,079
Series 2012 A, 5% 7/1/23 (d)	2,330	2,567
Series 2018 A:
5% 7/1/26 (d)	1,635	1,952
5% 7/1/27 (d)	2,050	2,483
5% 7/1/28 (d)	970	1,191
Series 2018 B:
5% 7/1/28	3,110	3,885
5% 7/1/29	12,140	15,040
5% 7/1/30	6,385	7,848
Houston Gen. Oblig. Series 2017 A:
5% 3/1/23	2,095	2,353
5% 3/1/24	9,710	11,145
5% 3/1/25	4,080	4,783
Houston Util. Sys. Rev.:
Series 2014 C, 5% 5/15/28	2,525	2,893
Series 2016 B, 5% 11/15/33	2,330	2,759
Irving Hosp. Auth. Hosp. Rev. Series 2017 A:
5% 10/15/24	485	556
5% 10/15/26	680	801
5% 10/15/27	485	568
5% 10/15/29	630	730
5% 10/15/31	990	1,129
5% 10/15/35	1,425	1,597
5% 10/15/36	965	1,078
5% 10/15/39	1,215	1,346
5% 10/15/44	1,440	1,584
Love Field Arpt. Modernization Rev. Series 2015:
5% 11/1/30 (d)	1,360	1,568
5% 11/1/31 (d)	3,070	3,526
Lower Colorado River Auth. Rev.:
(LCRA Transmission Svcs. Corp. Proj.):
Series 2018:
5% 5/15/32	4,565	5,516
5% 5/15/34	2,430	2,918
5% 5/15/36	2,430	2,898
Series 2019:
5% 5/15/32	1,500	1,837
5% 5/15/33	2,250	2,745
5% 5/15/34	2,250	2,734
5% 5/15/35	5,575	6,761
5% 5/15/36	1,075	1,302
Series 2015 B:
5% 5/15/25	6,615	7,825
5% 5/15/27	2,915	3,404
5% 5/15/28	2,845	3,308
5% 5/15/29	8,255	9,563
Series 2015 D:
5% 5/15/22	825	909
5% 5/15/23	680	769
5% 5/15/24	1,185	1,373
5% 5/15/26	1,360	1,598
Midway Independent School District Series 2000, 0% 8/15/19	1,360	1,352
Mission Econ. Dev. Corp. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2008 A, 2.35%, tender 5/1/19 (a)(d)	7,400	7,401
New Hope Cultural Ed. Facilities Finc (Childrens Med. Ctr. of Dallas) Series 2017 A:
5% 8/15/24	1,960	2,277
5% 8/15/25	2,430	2,880
5% 8/15/26	1,505	1,813
5% 8/15/27	1,565	1,913
5% 8/15/30	2,330	2,792
Newark Higher Ed. Fin. Corp. (Abilene Christian Univ. Proj.) Series 2016 A:
5% 4/1/27	2,135	2,475
5% 4/1/28	1,395	1,609
North East Texas Independent School District Bonds:
Series 2013 B, 1.42%, tender 8/1/21 (a)	4,125	4,069
Series 2019, 2.2%, tender 8/1/24 (a)	4,310	4,368
North Harris County Reg'l. Wtr. Auth. Series 2013:
4% 12/15/23	995	1,076
4% 12/15/24	1,770	1,909
North Texas Tollway Auth. Rev.:
(Sr. Lien Proj.) Series 2017 A:
5% 1/1/30	1,240	1,452
5% 1/1/33	1,280	1,509
(Sub Lien Proj.) Series 2017 B:
5% 1/1/30	470	548
5% 1/1/31	660	766
5% 1/1/32	2,915	3,430
Series 2011 A:
5.5% 9/1/41 (Pre-Refunded to 9/1/21 @ 100)	12,490	13,642
6% 9/1/41 (Pre-Refunded to 9/1/21 @ 100)	970	1,071
Series 2014 A:
5% 1/1/23	1,735	1,945
5% 1/1/24	4,855	5,574
Series 2015 B:
5% 1/1/29	9,710	11,202
5% 1/1/30	4,855	5,575
Series 2016 A, 5% 1/1/39	6,800	7,736
Northside Independent School District Bonds Series 2018, 2.75%, tender 8/1/23 (a)	22,990	23,820
Prosper Independent School District Series 2019:
5% 2/15/41 (b)	1,600	1,922
5% 2/15/44 (b)	4,955	5,929
Rockwall Independent School District Series 2015, 0% 2/15/25	1,615	1,437
San Antonio Elec. & Gas Sys. Rev.:
Bonds Series 2015 B, 2%, tender 12/1/21 (a)	6,875	6,887
Series 2012, 5.25% 2/1/25	3,110	3,720
Series 2017:
5% 2/1/29	1,455	1,781
5% 2/1/30	970	1,181
5% 2/1/31	1,455	1,759
5% 2/1/33	1,165	1,396
San Antonio Pub. Facilities Corp. and Rfdg. Lease (Convention Ctr. Proj.) Series 2012:
5% 9/15/23	4,660	5,158
5% 9/15/24	7,275	8,042
5% 9/15/25	9,025	9,964
San Antonio Wtr. Sys. Rev.:
Bonds Series 2014 B, 2%, tender 11/1/22 (a)	13,110	13,157
Series 2012, 5% 5/15/22	5,825	6,433
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) Series 2009:
5% 10/1/19	2,955	3,005
5% 10/1/20 (Pre-Refunded to 10/1/19 @ 100)	2,115	2,152
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Scott & White Healthcare Proj.) Series 2013 A:
5% 8/15/25	970	1,101
5% 8/15/26	1,485	1,681
5% 8/15/28	1,575	1,775
5% 8/15/33	3,690	4,097
5.5% 9/1/43	5,195	5,782
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. Series 2016 A:
5% 2/15/25	5,585	6,555
5% 2/15/34	2,040	2,366
Texas A&M Univ. Rev. Series 2016 C, 5% 5/15/23	5,475	6,205
Texas Gen. Oblig.:
Series 2011 A:
5% 8/1/19 (d)	1,500	1,516
5% 8/1/21 (d)	1,485	1,595
Series 2011 C:
5% 8/1/20 (d)	1,580	1,647
5% 8/1/21 (d)	1,420	1,525
Series 2013 B, 5% 8/1/25 (d)	11,725	13,335
Series 2014, 5% 8/1/26 (d)	5,020	5,821
Texas Private Activity Bond Surface Trans. Corp. Series 2013, 7% 12/31/38 (d)	15,540	18,246
Texas State Univ. Sys. Fing. Rev. Series 2017 A, 5% 3/15/29	4,530	5,473
Texas Trans. Commission Central Texas Tpk. Sys. Rev. Bonds Series 2015 A, 5%, tender 4/1/20 (a)	17,075	17,597
Texas Wtr. Dev. Board Rev.:
Series 2017 A:
5% 4/15/22	4,125	4,541
5% 4/15/25	6,055	7,184
5% 10/15/25	2,555	3,065
5% 4/15/26	4,195	5,085
5% 4/15/29	6,310	7,801
5% 4/15/30	16,995	20,837
Series 2018 B:
5% 4/15/29	2,750	3,463
5% 10/15/29	2,250	2,823
5% 10/15/30	3,240	4,017
5% 4/15/31	5,000	6,193
Series 2019:
5% 8/1/30 (b)	8,650	10,920
5% 8/1/31 (b)	4,500	5,635
5% 8/1/32 (b)	3,000	3,738
5% 8/1/33 (b)	3,450	4,282
5% 8/1/34 (b)	4,500	5,563
5% 8/1/35 (b)	5,500	6,775
Travis County Gen. Oblig.:
Series 2016 A, 5% 3/1/24	2,905	3,359
Series 2019 A:
5% 3/1/34	5,645	6,925
5% 3/1/35	17,080	20,870
Univ. of Houston Univ. Revs.:
Series 2017 A, 5% 2/15/30	6,325	7,458
5.25% 2/15/25 (FSA Insured)	380	381
Univ. of Texas Board of Regents Sys. Rev.:
Series 2010, 5% 8/15/22	2,970	3,302
Series 2016 D:
5% 8/15/20	1,940	2,031
5% 8/15/21	2,245	2,425
5% 8/15/22	2,430	2,702
Series 2016 E, 5% 8/15/22	2,605	2,896
Series 2016 J, 5% 8/15/22	3,100	3,446
Univ. of Texas Permanent Univ. Fund Rev. Series 2016 B:
5% 7/1/22	1,695	1,879
5% 7/1/29	1,740	2,093

TOTAL TEXAS		943,254

Utah - 0.1%
Salt Lake City Arpt. Rev. Series 2017 A:
5% 7/1/26 (d)	1,120	1,333
5% 7/1/28 (d)	3,885	4,666
Utah Associated Muni. Pwr. Sys. Rev. (Payson Pwr. Proj.) 5% 9/1/24 (Pre-Refunded to 9/1/22 @ 100)	2,915	3,240

TOTAL UTAH		9,239

Virginia - 1.1%
Chesapeake Trans. Sys. Toll Road Rev. Series 2012 A, 5% 7/15/22	970	1,057
Fredericksburg Econ. Dev. Auth. Rev. Series 2014:
5% 6/15/27	1,260	1,427
5% 6/15/29	1,385	1,564
5% 6/15/33	1,475	1,644
Norfolk Econ. Dev. Auth. Hosp. Facilities Rev. Bonds Series 2018 A, 5%, tender 11/1/28 (a)	1,455	1,798
Stafford County Econ. Dev. Auth. Hosp. Facilities Rev. Series 2016:
4% 6/15/37	615	635
5% 6/15/32	1,750	1,998
5% 6/15/34	2,235	2,537
Virginia College Bldg. Auth. Edl. Facilities Rev.:
(21st Century College and Equip. Prog.):
Series 2017 C, 5% 2/1/26	5,540	6,691
Series 2017 E, 5% 2/1/31	10,295	12,630
(Virginia Gen. Oblig.) Series 2017 E, 5% 2/1/30	8,875	10,960
Virginia Commonwealth Trans. Board Rev. (Virginia Gen. Oblig. Proj.) Series 2017 A:
5% 5/15/29	6,160	7,613
5% 5/15/30	12,035	14,772
Virginia Small Bus. Fing. Auth. (95 Express Lane LLC Proj.) Series 2012, 5% 1/1/40 (d)	7,380	7,790
Winchester Econ. Dev. Auth. Series 2015:
5% 1/1/32	1,940	2,232
5% 1/1/33	2,515	2,877

TOTAL VIRGINIA		78,225

Washington - 2.5%
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series 1997 A, 0% 6/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,990	1,796
Clark County School District #37, Vancouver Series 2001 C, 0% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,915	2,883
Grant County Pub. Util. District #2 Series 2012 A:
5% 1/1/22	970	1,058
5% 1/1/23	970	1,072
5% 1/1/24	2,265	2,493
Port of Seattle Rev.:
Series 2016 B, 5% 10/1/29 (d)	4,615	5,383
Series 2016:
5% 2/1/27	1,205	1,434
5% 2/1/29	2,430	2,869
Port of Seattle Spl. Facility Rev. Series 2013, 5% 6/1/23 (d)	860	960
Spokane County Wastewtr. Sys. Rev. Series 2009 A, 5% 12/1/19	1,345	1,353
Tacoma Elec. Sys. Rev. Series 2017:
5% 1/1/29	1,050	1,272
5% 1/1/36	1,140	1,336
Tobacco Settlement Auth. Rev. Series 2018:
5% 6/1/23	2,430	2,695
5% 6/1/24	3,430	3,797
Washington Gen. Oblig.:
Series 2018 A, 5% 8/1/32	14,420	17,383
Series 2018 D:
5% 8/1/32	24,300	29,292
5% 8/1/33	30,735	36,928
Series 2019 A, 5% 8/1/31	10,495	12,895
Series 2019 B, 5% 6/1/34	3,300	4,001
Series R 97A, 0% 7/1/19 (Escrowed to Maturity)	3,340	3,327
Series R-2017 A:
5% 8/1/27	1,735	2,116
5% 8/1/28	1,735	2,102
5% 8/1/30	1,735	2,078
Washington Health Care Facilities Auth. Rev.:
(Overlake Hosp. Med. Ctr. Proj.) Series 2010, 5.5% 7/1/30 (Pre-Refunded to 7/1/20 @ 100)	2,135	2,238
(Overlake Hosp. Med. Ctr., WA. Proj.) Series 2017 B:
5% 7/1/25	240	279
5% 7/1/26	1,935	2,289
5% 7/1/29	3,100	3,730
5% 7/1/34	610	707
5% 7/1/42	3,900	4,405
(Providence Health Systems Proj.) Series 2018 B:
5% 10/1/27	2,430	2,978
5% 10/1/28	1,940	2,411
(Virginia Mason Med. Ctr. Proj.) Series 2017, 5% 8/15/28	3,625	4,204
(Virginia Mason Med. Ctr. Proj.) Series 2017, 5% 8/15/31	2,185	2,479
Series 2015, 5% 1/1/29	1,260	1,454
Washington Higher Ed. Facilities Auth. Rev.:
(Whitworth Univ. Proj.) Series 2016 A:
5% 10/1/29	550	629
5% 10/1/31	2,635	2,980
5% 10/1/33	560	629
Series 2016 A, 5% 10/1/30	2,510	2,853

TOTAL WASHINGTON		174,788

West Virginia - 0.0%
West Virginia Hosp. Fin. Auth. Hosp. Rev. Series 2018 A, 5% 1/1/36	3,000	3,442
Wisconsin - 1.3%
Pub. Fin. Auth. Sr Liv Rev. (Mary's Woods At Marylhurst, Inc. Proj.):
Series 2017 A:
5% 5/15/23 (c)	1,245	1,335
5% 5/15/30 (c)	1,135	1,219
5.25% 5/15/37 (c)	345	367
5.25% 5/15/42 (c)	420	444
5.25% 5/15/47 (c)	420	443
5.25% 5/15/52 (c)	790	829
Series 2017 B-1 3.95% 11/15/24 (c)	360	362
Series 2017 B-2, 3.5% 11/15/23 (c)	455	455
Series 2017 B-3, 3% 11/15/22 (c)	405	405
Pub. Fin. Auth. Solid Waste Bonds (Waste Mgmt., Inc. Proj.) Series 2017 A, 2.35%, tender 5/1/19 (a)(d)	5,000	5,000
Pub. Fin. Auth. Wisconsin Retirement Facility Rev. Series 2018:
5% 10/1/43 (c)	890	945
5% 10/1/48 (c)	1,075	1,137
5% 10/1/53 (c)	1,825	1,922
Wisconsin Health & Edl. Facilities:
Series 2010:
5.75% 7/1/30 (Pre-Refunded to 7/1/20 @ 100)	715	752
5.75% 7/1/30 (Pre-Refunded to 7/1/20 @ 100)	1,230	1,293
Series 2014 A:
5% 11/15/24	8,510	9,910
5% 11/15/27	6,515	7,527
Series 2014:
5% 5/1/26	810	905
5% 5/1/28	1,750	1,946
5% 5/1/29	865	960
Series 2016, 4% 2/15/38 (Pre-Refunded to 8/15/25 @ 100)	1,260	1,420
Series 2017 A:
5% 9/1/34	1,750	1,945
5% 9/1/36	2,100	2,313
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Agnesian HealthCare, Inc. Proj.):
Series 2010, 5.5% 7/1/40 (Pre-Refunded to 7/1/20 @ 100)	1,750	1,835
Series 2013 B:
5% 7/1/25 (Pre-Refunded to 7/1/23 @ 100)	970	1,102
5% 7/1/36 (Pre-Refunded to 7/1/23 @ 100)	6,785	7,707
Series 2012:
5% 6/1/27	1,750	1,887
5% 6/1/32	995	1,067
5% 8/15/32 (Pre-Refunded to 8/15/22 @ 100)	1,600	1,776
5% 6/1/39	2,345	2,491
Wisconsin St Gen. Fund Annual Appropriation Series 2019 A:
5% 5/1/26	8,580	10,422
5% 5/1/27	12,590	15,578

TOTAL WISCONSIN		87,699

Wyoming - 0.1%
Campbell County Solid Waste Facilities Rev. (Basin Elec. Pwr. Coop. - Dry Fork Station Facilities Proj.) Series 2009 A, 5.75% 7/15/39	6,165	6,234
TOTAL MUNICIPAL BONDS
(Cost $6,216,732)		6,412,036

Municipal Notes - 4.2%
Illinois - 0.4%
Chicago Board of Ed. Participating VRDN Series Floaters XG 01 08, 1.68% 4/5/19 (a)(f)(g)	24,985	$24,985
New York - 0.5%
Genessee Valley Central School District BAN Series 2018, 4% 8/28/19	7,205	7,271
New York Metropolitan Trans. Auth. Rev. BAN:
Series 2018 B, 5% 5/15/20	7,470	7,734
Series 2018 C, 5% 9/1/21	14,000	15,003
Ravena Coeymans Selkirk Central School District BAN Series 2018, 4% 8/16/19	1,261	1,272

TOTAL NEW YORK		31,280

Texas - 3.3%
Texas Gen. Oblig. TRAN Series 2018, 4% 8/29/19	226,800	229,038
TOTAL MUNICIPAL NOTES
(Cost $284,790)		285,303
	Shares	Value (000s)

Money Market Funds - 3.3%
Fidelity Municipal Cash Central Fund, 1.50% (h)(i)
(Cost $228,451)	228,428,157	228,451
TOTAL INVESTMENT IN SECURITIES - 100.8%
(Cost $6,729,973)		6,925,790
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(57,100)
NET ASSETS - 100%		$6,868,690

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

TRAN – TAX AND REVENUE ANTICIPATION N

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $43,672,000 or 0.6% of net assets.

 (d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (e) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (f) Provides evidence of ownership in one or more underlying municipal bonds.

 (g) Coupon rates are determined by re-marketing agents based on current market conditions.

 (h) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (i) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Municipal Cash Central Fund	$814
Total	$814

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes interest and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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